As filed with the Securities and Exchange Commission on March 23, 2001

                                                             File Nos. 33-81800
                                                                       811-8644

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
                        Post-Effective Amendment No. 13                      /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/
                              Amendment No. 15                               /X/

                            VARIABLE INSURANCE FUNDS

               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including area code: 1-800-257-5872

                                Keith T. Robinson
                                     Dechert
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


                                   Copies to:

                                  Walter Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035


     It is proposed that this filing will become effective (check appropriate box):

     [] immediately upon filing pursuant to paragraph (b)

     []on [date] pursuant to paragraph (b)

     [] 60 days after filing pursuant to paragraph (a)(1)

     [] On (date) pursuant to paragraph (a)(1)

     [X] 75 days after filing pursuant to paragraph (a)(2)

     [ ]on [          ] pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


This post-effective amendment no. 13 to the Registrant's registration statement on Form N-1A (File Nos. 33-81800 and 811-8644) (the "Registration Statement") incorporates by reference: (i) the prospectuses for the AmSouth Select Equity Fund and AmSouth Equity Income Fund, each dated May 1, 2000, as filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 497 under the Securities Act of 1933 on May 5, 2000; (ii) the prospectus for AmSouth Regional Equity Fund, dated May 1, 2000, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 28, 2000; (iii) the statement of additional information describing AmSouth Regional Equity Fund, AmSouth Select Equity Fund, and AmSouth Equity Income Fund, dated May 1, 2000, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on April 28, 2000; (iv) the prospectus and statement of additional information describing the HSBC Variable Growth and Income Fund, HSBC Variable Fixed Income Fund, and HSBC Variable Cash Management Fund dated May 22, 2000 as filed with the SEC pursuant to Rule 497 under the Securities Act of 1933 on June 2, 2000; (v) the prospectus and statement of additional information describing the Kent Aggressive Growth Fund dated October 2, 2000 as filed with the SEC pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 3, 2000; (vi) the prospectus for AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth MidCap Fund, AmSouth Enhanced Market Fund, and AmSouth International Equity Fund dated
January 1, 2001, as filed with the SEC pursuant to Rule 485(a) under the Securities Act of 1933 on October 16, 2000; (vii) the statement of additional information describing the AmSouth Capital Growth Fund, AmSouth Large Cap Fund, AmSouth MidCap Fund, AmSouth Enhanced Market Fund, and AmSouth International Equity Fund as filed with the SEC pursuant to Rule 497 under the Securities Act of 1933 on January 5, 2001; (viii) the prospectuses for the BB&T Growth and Income Fund, BB&T Capital Manager Aggressive Growth Fund, and BB&T Large Company Growth Fund and BB&T Capital Appreciation Fund dated each May 1, 2001 as filed with the SEC pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 31, 2001; and (ix) the statement of additional information describing the BB&T Growth and Income Fund, BB&T Capital Manager Aggressive Growth Fund, BB&T Large Company Growth Fund, and BB&T Capital Appreciation Fund dated May 1, 2001, as filed with the SEC pursuant to Rule 485(a)(2) under the Securities Act of 1933 on January 31, 2001.


SEB  (USA) Insurance Funds

                                                        June____, 2001

Prospectus



                                             SEB (USA) World Fund ("SEB World Fund")
                                             SEB (USA) Sweden Fund ("SEB Sweden Fund")
                                             SEB (USA) International Fund ("SEB International Fund")
                                             SEB (USA) Europe Fund ("SEB Europe Fund")
                                             SEB (USA) Technology Fund ("SEB Technology Fund")
                                             SEB (USA) Biotechnology/Pharmaceuticals Fund
                                              ("SEB Biotechnology/Pharmaceuticals Fund")
                                             SEB (USA) Sweden Short Term Fund ("SEB Sweden Short Term Fund")


                                             The Funds sell their shares to insurance company separate accounts,  so that the
                                             Funds may serve as an investment  option under variable life insurance  policies and variable annuity  contracts issued by insurance  companies.  This prospectus should be read in conjunction with the separate account's prospectus  describing the variable insurance  contract.  Please read both prospectuses and retain them for future reference.


                                             The  Securities  and Exchange  Commission  has not approved or  disapproved  the shares  described in this  Prospectus or determined  whether this  Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.







Table of Contents



                                                    Fund Summaries
Carefully review this
important section for                                      3  SEB World Fund
specific information on                                    4  SEB Sweden Fund
each Fund's investment                                     5  SEB International Fund
strategies and risks.                                      6  SEB Europe Fund
                                                           7  SEB Technology Fund
                                                           8  SEB Biotechnology/Pharmaceuticals Fund
                                                           9  SEB Sweden Short Term Fund

                                                     Other Information and Considerations
------------------------------------------------------------------------------------------------------
Review this section for                                   18  More About the Funds
other policies of the
Funds.

                                                     Fund Management
------------------------------------------------------------------------------------------------------
Review this section for                                   19  The Investment Adviser
details on the people                                     19  Portfolio Managers
and organizations who                                     22  Administrator
oversee the Funds.                                        23  Servicing Agents

                                                      Shareholder Information
------------------------------------------------------------------------------------------------------
Review this section for                                   23 Pricing of Fund Shares
detains on how shares are                                 23 Purchasing  and Redeeming Shares
valued, how to purchase,                                  24 Dividends, Distributions and Taxes
sell and exchange shares,
related charges and
payments of dividends
and distributions.
                                                        Back Cover
------------------------------------------------------------------------------------------------------
                                                           Where to learn more about the
                                                           SEB (USA) Insurance Funds


FUND SUMMARIES

The SEB (USA) Insurance Funds

The SEB (USA)  Insurance  Funds  provide an investment  vehicle for variable  annuity  contracts and variable life  insurance policies  offered by the  separate  accounts of various  life  insurance  companies.  The Funds are managed by  Skandinaviska
Enskilda Banken AB (publ) ("SEB" or the "Adviser").

The following describes each Fund's investment  objectives,  principal investment  strategies and principal investment risks.
Additional information about the Funds can be found by referring to page 22 of the Prospectus.  An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal  Deposit  Insurance  Corporation  or any other  government agency.

SEB WORLD FUND

Investment Objectives Long-term growth of capital; current income is a secondary goal.

Principal Investment Strategies              Under  normal  market  conditions,  the Fund may  invest  up to 75% of its total assets in equity securities,  which include common stocks,  preferred stocks and convertible securities, of worldwide issuers (including U.S. issuers) , and will invest no less  than 25% of its  total  assets  in fixed  income  securities  of worldwide  issuers.  Under normal  market  conditions,  a majority of the Fund's assets will be invested in securities of companies  located in Sweden.  Although the Fund  invests  primarily  in  equity  securities  of  larger  capitalization companies,  the Fund is not limited to such investments.  The Fund may invest in securities of issuers in countries with emerging markets or economies.  The Fund anticipates that a substantial portion of its investments will be denominated in foreign currencies.

                                             The Adviser seeks securities which offer growth at reasonable prices, and uses a fundamental,  "bottom-up"  approach  to  selecting  securities  for  investment.
                                             Factors considered include analysis of an issuer's financial condition, industry position,  management,  growth prospects,  earnings estimates, and other general economic and market conditions.  The Adviser's  approach to investing  generally relies on extensive field research and direct company contact.  The Adviser will consider  selling  securities  when the  securities no longer meet the Adviser's criteria for purchase.

Principal Investment Risks                   As with any mutual fund, an  investment  in the Fund entails  risk,  and you may lose money if you invest in the Fund.  The  principal  risks of investing in the
                                             Fund are:

                                             o    Market Risk - The value of the Fund's investments will fluctuate, sometimes rapidly and  unpredictably,  and securities prices overall may decline over short or longer-term  periods.  This risk may be particularly acute for the
                                                  Fund's  investments  in common  stocks.  Because  the  value of the  Fund's investments will fluctuate with market conditions,  so will the value of an investment in the Fund.

                                             o    Selection Risk- The selection of securities may  underperform the market or other funds with similar objectives.

                                             o    Foreign  Investment  Risk-  Investing  in  securities  of non-U.S.  issuers carries  potential  risks not  associated  with U.S.  investments.  Foreign economic,  political or regulatory  conditions  may be less  favorable than those of the U.S.,or otherwise negatively impact the Fund's investments.

                                             o    Emerging Market Risk - Investments in emerging markets present greater risk than  investing  in foreign  issuers,  generally.  The risk of political or
                                                  social   upheaval  may  be  greater  in  emerging   markets  than  in  more
                                                  economically developed countries. In addition, a number of emerging markets restrict foreign investment in stocks.  Inflation and rapid fluctuations in inflation  rates have had and may continue to have negative  effects on the economies and  securities  markets of certain  emerging  market  countries.
                                                  Moreover,  many of the emerging  securities  markets are relatively  small, have low trading volumes,  suffer periods of relative illiquidity,  and are characterized by significant price volatility.

                                             o    Swedish  Securities  Risk -  Investors  will be subject to the market  risk associated  with  investing a  substantial  portion of the Fund's assets in securities of companies  which are located in Sweden and subject to Swedish economic conditions and regulations. Since the Swedish economy is dependent to a significant extent on foreign trade, the relationships  between Sweden and its trading  partners  and between the Krona and other  currencies  are expected to have a significant  impact on particular  Swedish companies and on the Swedish economy  generally.  The equity securities markets of Sweden are regulated  differently  from those of the United States.  They may have lower volume of trading and fewer issuers.

                                             o    Currency Risk- Exchange rates for currencies  fluctuate  daily and may have an adverse impact on the value of securities purchased, held or sold by the
                                                  Fund.

                                             o    Non  Diversification  Risk- By  investing  more of its  assets in a limited number of companies, the Fund's risk increases in that the performance of a
                                                  particular   investment  may  have  a  significant  effect  on  the  Fund's performance.

                                             o    Interest Rate Risk - Changes in interest rates will affect the value of the
                                                  Fund's   investments.    In   particular,   the   Fund's   investments   in
                                                  income-producing, fixed income or debt securities, such as preferred stocks or convertible  securities,  generally will change in value  inversely with changes in interest rates.

                                             o    Credit Risk - Changes in the  financial  strength,  or perceived  financial strength,  of a  company  may  affect  the  value  of its  securities  and, therefore,  impact the value of the Fund's shares. The issuer of a security may default or not be able to meet its financial obligations. This risk may be particularly acute for the Fund's investments in income-producing, fixed income or debt securities. The degree of risk for a particular security may be reflected in its credit rating.

Who may want to invest?                      Consider investing in the Fund if you are:
                                             __  investing for long-term goals,  such as retirement
                                             __  seeking to add a global balanced component to your
                                                  portfolio
                                             __  willing to accept the higher risks of investing in Swedish and other foreign equity securities

                                             This Fund will not be appropriate for someone:
                                             __  seeking safety of principal
                                             __  investing for the short-term or investing emergency reserves
                                             __  looking primarily for regular income

PERFORMANCE INFORMATION

This is a new Fund for which performance information is not yet available.



SEB SWEDEN FUND

Investment Objective                         Long-term growth of capital.

Principal Investment Strategies              Undernormal market conditions, the Fund invests at least 80% of its total assets in  equity  securities,  which  include  common  stocks,  preferred  stocks  and convertible  securities,  of companies having business relations in Sweden, that have  50% or more of their  assets  in  Sweden  or  derive  50% or more of their revenues from Sweden.  The Fund  diversifies  such  investments  across  various market sectors.

                                             The Adviser seeks securities which offer growth potential at reasonable  prices.
                                             The Adviser uses a fundamental,  "bottom-up" approach to selecting growth stocks that the Adviser  believes to offer strong  revenue and earnings  potential  and accompanying capital growth.  Factors considered include analysis of an issuer's financial condition,  industry position,  management, growth prospects, earnings estimates,  and other general economic and market  conditions.  The Adviser will consider  selling  securities  when the  securities no longer meet the Adviser's criteria for purchase.

Principal Investment Risks                   As with any equity  mutual  fund,  you may lose money if you invest in the Fund.
                                             The principal risks of investing in the Fund are:

                                             o    Market Risk - The value of the Fund's investments will fluctuate, sometimes rapidly and  unpredictably,  and securities prices overall may decline over short or longer-term  periods.  This risk may be particularly acute for the
                                                  Fund's  investments  in common  stocks.  Because  the  value of the  Fund's investments will fluctuate with market conditions,  so will the value of an investment in the Fund.

                                             o    Growth  Stocks - Growth  stocks may be  particularly  susceptible  to rapid price  swings  during  periods of economic  uncertainty  or in the event of earnings  disappointments.  Further, growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions.

                                             o    Selection Risk- The selection of securities may  underperform the market or other funds with similar objectives.

                                             o    Foreign  Investment  Risk-  Investing  in  securities  of non-U.S.  issuers carries  potential  risks not  associated  with U.S.  investments.  Foreign economic,  political or regulatory  conditions  may be less  favorable than those of the U.S. ,or otherwise negatively impact the Fund's investments.

                                             o    Swedish  Securities  Risk -  Investors  will be subject to the market  risk associated  with  investing a  substantial  portion of the Fund's assets in securities of companies  which are located in Sweden and subject to Swedish economic conditions and regulations. Since the Swedish economy is dependent to a significant extent on foreign trade, the relationships  between Sweden and its trading  partners  and between the Krona and other  currencies  are expected to have a significant  impact on particular  Swedish companies and on the Swedish economy  generally.  The equity securities markets of Sweden are regulated  differently  from those of the United States.  They may have lower volume of trading and fewer issuers.

                                             o    Currency Risk- Exchange rates for currencies  fluctuate  daily and may have an adverse impact on the value of securities purchased, held or sold by the
                                                  Fund.

                                             o    Non  Diversification  Risk- By  investing  more of its  assets in a limited number of companies, the Fund's risk increases in that the performance of a
                                                  particular   investment  may  have  a  significant  effect  on  the  Fund's performance.

Who may want to invest?                      Consider investing in the Fund if you are:
                                             __  investing for long-term goals, such as retirement
                                             __  seeking to add an aggressive growth component to your portfolio
                                             __  willing to accept the higher risks of investing in Swedish equity securities

                                             This Fund will not be appropriate for someone:
                                             __  seeking safety of principal
                                             __  investing for the  short-term or investing emergency reserves
                                             __  looking primarily for regular income

PERFORMANCE INFORMATION

This is a new Fund for which performance information is not yet available.

SEB INTERNATIONAL  FUND

Investment Objective                         Long-term growth of capital.

Principal                                    Investment Strategies Under normal market conditions,  the Fund invests at least
                                             80% of its total  assets in equity  securities,  which  include  common  stocks, preferred  stocks and  convertible  securities,  of  worldwide  issuers  located outside of Sweden.

                                             The Fund  will  normally  invest a  majority  of its  assets  in North  American companies.  The balance of the Fund's investments will be diversified across all other  regions  and in  markets  believed  by the  Adviser  to  offer  favorable
                                             operating   environments,   including   countries  having  emerging  markets  or
                                             economies.  The Fund normally will invest in at least three countries other than the U.S. and Sweden.  The Fund does not limit its  investments to any particular type or size of  company.  It may  invest in  companies,  large or small,  whose earnings the Adviser  believes  have a relatively  strong  growth  trend,  or in companies that the Adviser does not anticipate to grow but whose share prices it believes are undervalued.

                                             The Adviser uses a fundamental  "bottom-up" approach to selecting securities for investment.  Factors  considered may include  analysis of an issuer's  financial condition,  industry position,  management, growth prospects, earnings estimates and other general economic and market conditions.

                                             The Adviser will consider selling  securities when the securities no longer meet the Adviser's criteria for purchase.

Principal Investment Risks                   As with any equity  mutual  fund,  you may lose money if you invest in the Fund.
                                             The principal risks of investing in the Fund are:

                                             o    Market Risk - The value of the Fund's investments will fluctuate  sometimes rapid and  unpredictably,  and securities  prices over all may decline over short or longer-term  periods.  This risk may be particularly acute for the
                                                  Fund's  investments  in common  stocks.  Because  the  value of the  Fund's investments will fluctuate with market conditions,  so will the value of an investment in the Fund.

                                             o    Capitalization  Risk -  Investments  in small- or mid-cap  companies may be more volatile than investments in large-cap companies.  Historically, small company stocks have been more volatile than those of larger  companies They may trade  infrequently  or in lower  volumes,  making it difficult for the
                                                  Fund to sell its portfolio  securities  without  disrupting  the market for such  securities.  Further,  smaller  companies  may be more  sensitive  to changes in the  economy  overall  and may  depend on a small  number of key personnel or a limited line of products.

                                             o    Value  Stocks -  Investments  in value  stocks are subject to the risk that their  intrinsic  values may never be realized by the market,  that a stock judged to be  undervalued  may actually be  appropriately  priced,  or that their prices may go down. While the Fund's  investments in value stocks may limit downside risk over time,  the Fund may, as a trade-off,  produce more modest gains than more aggressive stock funds.

                                             o    Selection Risk- The selection of securities may  underperform the market or other funds with similar objectives.

                                             o    Foreign  Investment  Risk-  Investing  in  securities  of non-U.S.  issuers carries  potential  risks not  associated  with U.S.  investments.  Foreign economic,  political or regulatory  conditions  may be less  favorable than those of the U.S. ,or otherwise negatively impact the Fund's investments.

                                             o    Emerging Market Risk - Investments in emerging markets present greater risk than  investing  in foreign  issuers,  generally.  The risk of political or social  upheaval is greater in emerging  markets than in more  economically developed  countries.  In addition,  a number of emerging  markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have  negative  effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging  securities  markets are relatively small, have low trading volumes,  suffer periods of relative illiquidity,  and are characterized by significant price volatility.

                                             o    Currency Risk- Exchange rates for currencies  fluctuate  daily and may have an adverse impact on the value of securities purchased, held or sold by the
                                                  Fund.

                                             o    Non  Diversification  Risk- By  investing  more of its  assets in a limited number of companies, the Fund's risk increases in that the performance of a particular investment may have a greater effect on the Fund's performance.

Who may want to invest?                      Consider investing in the Fund if you are:
                                             __   investing for long-term goals,  such as retirement
                                             __   seeking to add a global equity  component to your portfolio
                                             __   willing to accept the higher risks of investing in US
                                                   and foreign equity securities

                                             This Fund will not be appropriate for someone:
                                             __  seeking safety of principal
                                             __  investing for the  short-term  or investing emergency reserves
                                             __  looking primarily for regular income

PERFORMANCE INFORMATION

This is a new Fund for which performance information is not yet available.


SEB Europe Fund
Investment Objective                         Long-term growth of capital.

Principal Investment Strategies              Under  normal  market  conditions,  the Fund  invests  at least 80% of its total assets in equity securities,  which include common stocks,  preferred stocks and convertible securities,  of companies located in Europe. The Fund does not limit its investments to any particular size or type of company, but focuses on mid to large  capitalization  companies  whose  securities  the Adviser  believes offer growth at a  reasonable  price.  The  Adviser  selects  securities  by pairing a
                                             "top-down" approach for country allocation and a "bottom-up"  approach for stock selection.  The Adviser  allocates Fund investments among countries by analyzing statistical information,  including interest rates, monetary policies, corporate profits  and the level of supply and demand for equity  securities.  The Adviser will also conduct financial  statement  analysis,  company visits and management assessments  of particular  companies.  The Fund may invest more than 25% of its assets in a single country.  The Adviser will consider  selling a security if it no longer meets the foregoing investment criteria,  although it is not obligated to do so.

Principal Investment Risks                   As with any equity  mutual  fund,  you may lose money if you invest in the Fund.
                                             The principal risks of investing in the Fund are:

                                             o    Market Risk - The value of the Fund's investments will fluctuate, sometimes rapidly and  unpredictably,  and securities prices overall may decline over short or longer-term  periods.  This risk may be particularly acute for the
                                                  Fund's  investments  in common  stocks.  Because  the  value of the  Fund's investments will fluctuate with market conditions,  so will the value of an investment in the Fund.

                                             o    Value  Stocks -  Investments  in value  stocks are subject to the risk that their  intrinsic  values may never be realized by the market,  that a stock judged to be  undervalued  may actually be  appropriately  priced,  or that their prices may go down. While the Fund's  investments in value stocks may limit downside risk over time,  the Fund may, as a trade-off,  produce more modest gains than more aggressive stock funds.

                                             o    Capitalization Risk -Investments in small- or mid-cap companies may be more volatile  than  investments  in large-cap  companies.  Historically,  small company  stocks have been more volatile than those of larger  companies and may  depend  on a  smaller  number of key  personnel  or a limited  line of products.  They may  trade  infrequently  or in lower  volumes,  making  it difficult for the Fund to sell its portfolio  securities without disrupting the market for such  securities.  Further,  smaller  companies  may be more sensitive to changes in the economy overall.

                                             o    Selection Risk- The selection of securities may  underperform the market or other funds with similar objectives.

                                             o    Foreign  Investment  Risk-  Investing  in  securities  of non-U.S.  issuers carries  potential  risks not  associated  with U.S.  investments.  Foreign economic,  political or regulatory  conditions  may be less  favorable than those of the U.S.,or otherwise negatively impact the Fund's investments.

                                             o    European  Regional  Risk - On January 1,  1999,  the eleven  nations of the
                                                  European Monetary Union, including Germany and France, began the process of introducing a uniform currency.  The new currency, the euro, is expected to reshape  financial  markets,  banking systems and monetary policy in Europe and  throughout  the world.  The continued  transition to the euro may also have a  worldwide  impact  on the  economic  environment  and  behavior  of investors. Concentration of investments in one area of the world may expose the Fund to increased risk.  Funds that invest in a relatively small number of  countries  are  more  susceptible  to  risks  associated  with a single economic,  political,  or  regulatory  occurrence  than a more  diversified portfolio might be.

                                             o    Currency Risk- Exchange rates for currencies  fluctuate  daily and may have an adverse impact on the value of securities purchased, held or sold by the
                                                  Fund.

                                             o    Concentration  Risk  --Concentration of its investments in a single country could  expose the Fund to  increased  risk due to changes in the  economic, political,  or social environment within that country. Funds that invest in a  relatively  small  number of  countries  are more  susceptible  to risks associated with a single economic, political, or regulatory occurrence than a more diversified portfolio might be.

                                             o    Non  Diversification  Risk- By  investing  more of its  assets in a limited number of companies, the Fund's risk increases in that the performance of a
                                                  particular   investment  may  have  a  significant  effect  on  the  Fund's performance.

Who may want to invest?                      Consider investing in the Fund if you are:
                                             __  investing for long-term goals,  such as retirement
                                             __  seeking to add a value-oriented growth component to your portfolio
                                             __  willing to accept the higher risks of investing in European equity securities

                                             This Fund will not be appropriate for someone:
                                             __  seeking safety of principal
                                             __  investing for short-term or emergency reserves
                                             __  looking primarily for regular income

PERFORMANCE INFORMATION

This is a new Fund for which performance information is not yet available.


SEB Technology Fund

Investment Objective                         Long-term growth of capital.

Principal Investment Strategies              Under  normal  conditions,  the Fund invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities, of U.S. and non U.S. companies principally engaged in the technology sector.  A company is considered to be  "principally  engaged" in the technology sector if at least 50% of its assets, gross income or net sales are derived from activities in the technology sector, or at least 50% of its assets are dedicated to production of revenues from the technology  sector.  The Fund will invest its assets in the following  industries within the technology sector,  weighting its investments  in those  industries  that are  deemed to be  attractive,  based on industry and market trends,  relative to other industries  within the technology sector:

                                             o        data processing
                                             o        data networking
                                             o        computer software and services
                                             o        telecommunications equipment and services
                                             o        aerospace and defense electronics
                                             o        semiconductors
                                             o        internet products and services

                                             The Fund's criteria for selecting equity securities are the issuer's  managerial
                                             strength,   competitive  position,  price  to  earnings  ratio,   profitability,
                                             prospects for growth, underlying asset value and relative market value. The Fund also may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by investors, or because recent changes in the economy, industry or the company have not yet been reflected in the price of the  securities.  The  Adviser  will  consider  selling  securities  when the securities no longer meet the Adviser's criteria for purchase.

Principal Investment Risks                   As with any equity  mutual  fund,  you may lose money if you invest in the Fund.
                                             The principal risks of investing in the Fund are:

                                             o    Market Risk- The value of the Fund's investments will fluctuate,  sometimes rapidly and  unpredictably,  and securities prices overall may decline over short or longer-term  periods.  This risk may be particularly acute for the
                                                  Fund's  investments  in common  stocks.  Because  the  value of the  Fund's investments will fluctuate with market conditions,  so will the value of an investment in the Fund.

                                             o    Technology  Sector Risk-  Because the Fund  emphasizes  investments  in the technology  sector,  it  may be  subject  to  risks  associated  with  that particular  sector.  Competition  among technology  companies may result in increasingly  aggressive pricing of their products and services,  which may negatively affect the profitability of companies in the technology  sector.
                                                  Products or services  developed by companies  in the Fund's  portfolio  may become  rapidly  obsolete or have  relatively  short product  cycles.  As a result,  the Fund's  returns may be  considerably  more  volatile  than the returns of a fund that does not invest in similarly related companies.

                                             o    Capitalization Risk- Investments in small- or mid-cap companies may be more volatile  than  investments  in large-cap  companies.  Historically,  small company stocks have been more volatile than those of larger companies. They may trade  infrequently  or in lower  volumes,  making it difficult for the
                                                  Fund to sell its portfolio  securities  without  disrupting  the market for such  securities.  Further,  smaller  companies  may be more  sensitive  to changes in the  economy  overall  and may  depend on a small  number of key personnel or a limited line of products.

                                             o    Value  Stocks-  Investments  in value  stocks are  subject to the risk that their  intrinsic  values may never be realized by the market,  that a stock judged to be  undervalued  may actually be  appropriately  priced,  or that their prices may go down. While the Fund's  investments in value stocks may limit downside risk over time,  the Fund may, as a trade-off,  produce more modest gains than more aggressive stock funds.

                                             o    Selection Risk- The selection of securities may  underperform the market or other funds with similar objectives.

                                             o    Foreign  Investment  Risk-  Investing  in  securities  of non-U.S.  issuers carries  potential  risks not  associated  with U.S.  investments.  Foreign economic,  political or regulatory  conditions  may be less  favorable than those of the U.S.,or otherwise negatively impact the Fund's investments.

                                             o    Currency Risk- Exchange rates for currencies  fluctuate  daily and may have an adverse impact on the value of securities purchased, held or sold by the
                                                  Fund.

                                             o    Non  Diversification  Risk- By  investing  more of its  assets in a limited number of companies,  the Fund's risk increases in that the  performance of of a  particular  investment  may have a  significant  effect on the Fund's performance.

Who may want to invest?                      Consider investing in the Fund if you are:
                                             __  investing for long-term goals,  such as retirement
                                             __  seeking to add an aggressive growth component to your portfolio
                                             __  seeking investment exposure to the technology sector
                                             __  willing to accept the higher risks of investing in
                                                  foreign  equity securities and the technology sector

                                             This Fund will not be appropriate for someone:
                                             __  looking primarily for regular income
                                             __  seeking safety of principal
                                             __  investing for short term  or emergency reserves

PERFORMANCE INFORMATION

This is a new Fund for which performance information is not yet available.


SEB Biotechnology/ Pharmaceuticals Fund

Investment Objective                    Long-term growth of capital.

Principal Investment Strategies         Under normal conditions,  the Fund invests at least 80% of its total assets in equity securities, which include common stocks, preferred stocks and convertible securities, of  U.S.  and  non  U.S.  companies  principally  engaged  in the  biotechnology  and pharmaceutical  sectors.  A company is considered to be "principally  engaged" in the biotechnology or pharmaceutical sector if at least 50% of its assets, gross income or net sales are derived from activities in the biotechnology or pharmaceutical  sector, or at least 50% of its assets are  dedicated  to  production  of revenues  from those sectors. Biotechnology companies include those engaged in genetic research, marketing
                                        and   development  of  recombinant   DNA  products  and  making   artificial   blood.
                                        Pharmaceutical    companies   include   the   manufacturers   of   prescription   and
                                        over-the-counter  drugs,  such as aspirin,  cold  remedies,  birth  control pills and vaccines, as well as companies engaged in contract drug research.

                                        The Fund's  criteria for  selecting  equity  securities  are the issuer's  managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. The Fund also may invest in securities  that appear to be  undervalued  because the value or potential for growth has been overlooked by investors, or because recent changes in the economy,  industry or the  company  have not yet been  reflected  in the  price of the  securities.  The
                                        Adviser will  consider  selling  securities  when the  securities  no longer meet the
                                        Adviser's criteria for purchase.

Principal Investment Risks              As with any equity  mutual  fund,  you may lose money if you invest in the Fund.  The principal risks of investing in the Fund are:

                                        o    Market  Risk - The value of the Fund's  investments  will  fluctuate,  sometimes rapidly and unpredictably,  and securities prices overall may decline over short or  longer-term  periods.  This risk may be  particularly  acute for the  Fund's investments in common stocks.  Because the value of the Fund's  investments will fluctuate  with market  conditions,  so will the value of an  investment  in the
                                             Fund.

                                        o    Sector Risk - Because the Fund emphasizes  investments in the  biotechnology and pharmaceutical  sectors,  it may be subject to risks  associated  with either of these  sectors.  Companies  in these  sectors  spend  heavily  on  research  and
                                             development  and  their  products  and  services  may  not  prove   commercially
                                             successful or may become obsolete  quickly.  Companies in these sectors are also affected by government regulations, world events and economic conditions and are subject  market,  economic  and  political  risks  of the  countries  where  the companies  are located or do business.  As a result,  the Fund's  returns may be considerably  more  volatile  than the returns of a fund that does not invest in similarly related companies.

                                        o    Capitalization  Risk  -Investments  in small- or mid-cap  companies  may be more volatile than investments in large-cap  companies.  Historically,  small company stocks have been more  volatile than those of larger  companies.  They may trade infrequently  or in lower volumes,  making it difficult for the Fund to sell its portfolio securities without disrupting the market for such securities. Further, smaller  companies may be more  sensitive to changes in the economy  overall and may depend on a small number of key personnel or a limited line of products.

                                        o    Value  Stocks-  Investments  in value  stocks are subject to the risk that their intrinsic values may never be realized by the market,  that a stock judged to be undervalued may actually be  appropriately  priced,  or that their prices may go down. While the Fund's  investments in value stocks may limit downside risk over time,  the Fund  may,  as a  trade-off,  produce  more  modest  gains  than more aggressive stock funds.

                                        o    Selection Risk- The selection of securities may underperform the market or other funds with similar objectives.

                                        o    Foreign  Investment  Risk-  Investing in securities of non-U.S.  issuers carries
                                             potential  risks  not  associated  with  U.S.  investments.   Foreign  economic,
                                             political  or  regulatory  conditions  may be less  favorable  than those of the
                                             U.S.,or otherwise negatively impact the Fund's investments.

                                        o    Currency Risk- Exchange  rates for  currencies  fluctuate  daily and may have an adverse impact on the value of securities purchased, held or sold by the Fund.

                                        o    Non Diversification  Risk- By investing more of its assets in a limited numberof companies,  the Fund's risk  increases in that the  performance  of a particular investment may have a significant effect on the Fund's performance.

Who may want to invest?                      Consider investing in the Fund if you are:
                                             __  investing for long-term goals,  such as retirement
                                             __  seeking to add an aggressive growth component to your portfolio
                                             __  seeking  investment  exposure  to  the  biotechnology/pharmaceutical sectors
                                             __  willing to accept the higher risks of investing in
                                                  foreign  equity  securities  and  the   biotechnology/pharmaceutical sectors

                                             This Fund will not be appropriate for someone:
                                             __  looking primarily for regular income
                                             __  seeking safety of principal
                                             __  investing for short term  or emergency reserves

PERFORMANCE INFORMATION

This is a new Fund for which performance information is not yet available.

SEB Sweden Short Term Fund

Investment Objective                         To  provide a high level of  current  income  consistent  with  preservation  of capital.

Principal Investment Strategies              Under   normal   market   conditions,   the  Fund   invests   only  in   Swedish
                                             Krona-denominated  short-term  debt  obligations,  issued or  guaranteed  by the government of Sweden,  its sub-divisions,  agencies,  or  instrumentalities,  or issued by companies having business relations in Sweden that have 50% or more of their assets in Sweden or derive 50% or more of their revenues from Sweden.  The debt  securities  in which the Fund  invests may pay  interest on either a fixed rate or variable rate basis. The Fund will pursue its investment objective while attempting  to minimize  the Fund's share price  fluctuation.  The Fund seeks to minimize  its share  price  fluctuation  by  maintaining  an  average  portfolio duration  between 0.5 and 2.0 years under  normal  market  conditions,  although there is no maturity  limit on the Fund's  portfolio  securities.  Duration is a measure  of the  expected  life  of a  fixed  income  security  that  is used to determine the sensitivity of a security's price to changes in interest rates.

Principal Investment Risks                   As with any  mutual  fund,  you may lose  money  if you  invest  in the Fund The principal risks of investing in the Fund are:

                                             o    Credit Risk- The Fund is subject to the risk that the issuers of securities in which it invests may fail to pay interest or repay  principal,  in which case the value of the Fund's investment could decline.  Further, changes in the financial strength,  or perceived  financial  strength,  of the Swedish
                                                  Government  or a company whose  securities  are held by the Fund may affect the value of the Fund's investment and impact the value of its shares.  The
                                                  Fund  attempts  to  minimize  credit  risk by  investing  in  high  quality instruments.

                                             o    Interest  Rate  Risk-  The value of the  Fund's  fixed  income  investments generally varies inversely with short-term  interest rates. This means that the value of the  Fund's  investments  generally  decreases  as  short-term interest rates rise. Fixed rate investments with longer duration tend to be more  sensitive  to changes in  interest  rates,  usually  making them more volatile than securities with shorter  durations.  While floating rate debt instruments provide a degree of protection against rises in interest rates, the Fund will  participate  in any declines in interest rates to the extent it invests in these instruments. In addition, changes in interest rates may affect the operations of issuers in which the Fund invests.

                                             o    Non  Diversification  Risk-  By  investing  more  of its  assets  in  fewer companies,  the Fund's risk increases in that some of its  investments  may have a greater effect on the Fund's performance.

                                             o    Selection Risk- The selection of securities may  underperform the market or other funds with similar objectives.

                                             o    Foreign  Investment  Risk-  Investing  in  securities  of non-U.S.  issuers carries  potential  risks not  associated  with U.S.  investments.  Foreign economic,  political or regulatory  conditions  may be less  favorable than those of the U.S., or otherwise negatively impact the Fund's investments.

                                             o    Swedish  Securities  Risk -  Investors  will be subject to the market  risk associated  with  investing a  substantial  portion of the Fund's assets in securities of companies  which are located in Sweden and subject to Swedish economic conditions and regulations. Since the Swedish economy is dependent to a significant extent on foreign trade, the relationships  between Sweden and its trading  partners  and between the Krona and other  currencies  are expected to have a significant  impact on particular  Swedish companies and on the Swedish  economy  generally.  The  securities  markets of Sweden are regulated  differently from those of the United States. They may have lower volume of trading and fewer issuers.

Who may want to invest?                     Consider investing in the  Fund if you:
                                            __  are seeking preservation of capital
                                            __  are willing to accept lower potential returns
                                            __  are seeking higher yields than money market funds generally offer and are willing to accept some modest price fluctuation
                                                 and increased  credit risk in order to achieve that goal
                                            __  are investing short-term reserves
                                            __  have a low risk tolerance

                                            The Fund will not be appropriate for anyone:
                                            __ seeking high total returns
                                            __ pursuing a goal of long term capital appreciation
                                            __ seeking absolute stability of share price


PERFORMANCE INFORMATION

This is a new Fund for which performance information is not yet available.

MORE ABOUT THE FUNDS

Investors should carefully  consider their  investment  goals and willingness to tolerate  investment risk before  allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are different than the principal  strategies  discussed in this  prospectus.  More  information on the Funds'
investment strategies may be found in the Statement of Additional Information (see back cover).

In addition to the information  about the Funds in the Fund Summaries,  investors  should consider the following  information about the Funds:

Non-Fundamental Investment Objectives

Each Fund's investment objective or objectives are non-fundamental and may be changed by the Funds' Board of Trustees without shareholder approval.

Specific Risks of Investing in the Funds

Selection Risk - Any actively managed investment portfolio is subject to the risk that its investment adviser could make poor investment  selections.  The Adviser analyzes the investment  prospects and potential risks of individual companies in making investment decisions for the Fund, but there is no guarantee its analysis will produce intended results.

Foreign Investment Risk - As a result of its foreign  investments,  the Fund may experience more rapid and extreme changes in value than funds that invest solely or primarily in U.S. securities. Investment risks include:

     - lack of, or less stringent, uniform accounting, auditing ; and financial reporting standards;
     -    changes in currency exchange rates;
     - nationalization, confiscation, difficulties enforcing contracts, or foreign withholding/taxes;
     - political instability and diplomatic developments that could adversely affect the Fund's investments;
     - less government oversight of foreign stock exchanges, brokers and listed companies;
     - less liquidity due to lower trading volumes of foreign markets, which may increase price volatility;
     - foreign trading practices (including higher trading commissions, higher custodial charges and delayed settlements); and
     -    less publicly available information about foreign companies.

Currency  Risk - As a result of its  investments  in  securities  denominated  in,  and/or  receiving  revenues  in,  foreign currencies,  the Fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.  In either event,  the dollar value of these types of  investments  would be adversely  affected.  Currency  rates in foreign  countries  may fluctuate  significantly  over short  periods of time for a number of reasons,  including  changes to interest rates,  intervention  (or the failure to intervene) by U.S. or foreign  governments,  central banks or supranational entities such as the International  Monetary Fund, or by the imposition of currency controls or other political  developments in the U.S. or abroad.

Non-Diversification  Risk - The Fund may invest a  substantial  portion of its assets in a  particular  company or in a small number of companies.  The use of a focused investment strategy may increase the volatility of its investment performance,  as the Fund may be more susceptible to risks associated with negative economic, political or regulatory developments affecting a single company, or a limited number of companies, than a more diversified portfolio. If the securities of a limited number of issuers in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Temporary Defensive Positions
In order to meet liquidity needs or for temporary defensive purposes,  each Fund may hold investments,  including  uninvested cash  reserves,  that are not part of its main  investment  strategy.  Each of the Equity  Funds may invest up to 100% of its assets in money market instruments,  including  short-term debt securities issued by the U.S. Government and its agencies and instrumentalities,  U.S. bank  obligations,  commercial  paper or in repurchase  agreements  secured by bank  instruments and including  those of non U.S.  governments  and  companies in which the Fund invests.  In addition,  each Equity Fund may hold equity  securities  which, in the Adviser's  opinion,  are more  conservative  than the types of securities in which the Fund typically invests. To the extent the Funds are engaged in temporary or defensive investments, a Fund will not be pursuing its investment objective and may miss out on some or all of an upswing in the securities market.

Active Trading (Equity Funds)
The Equity Funds are actively managed and, in some cases in response to market  conditions,  a Fund's portfolio  turnover may exceed 100%,  which  generally is considered  to be a high rate of portfolio  turnover.  A higher rate of portfolio  turnover increases  brokerage and other  expenses,  which must be borne by a Fund and its  shareholders,  and may negatively  affect a
Fund's performance.

Please  see the  Statement  of  Additional  Information  for more  detailed  information  about the Funds,  their  investment strategies, and their risks.

FUND MANAGEMENT

THE INVESTMENT ADVISER

Skandinaviska Enskilda Banken AB (publ) ("SEB" or the "Adviser"),  located at Kungstradgarddsgatan  8, Stockholm,  Sweden, is the adviser for the Funds,  which are the first  U.S.-registered  mutual  funds that the  Adviser  has  managed.  Through its portfolio  management team, the Adviser makes the day-to-day  investment decisions and continuously  reviews,  supervises and administers the Funds' investment programs.

SEB is one of the largest financial groups in Scandinavia,  with over 810 billion SEK (approximately  $____billion) in assets under  management  as of December 31,  2000.  SEB  commenced  operations  in January  1972,  following  the  amalgamation  of
Skandinaviska Banken (established in 1864) and Stockholms Enskilda Bank (established in 1856). In December, 1997 SEB acquired the insurance company  Trygg-Hansa.  Today SEB is represented in some 20 countries and has approximately 13,000 employees and three million customers.

SEB offers private individuals, companies and institutions a wide range of banking and insurance services through a number of different channels; branch offices, telephone banking, the Internet,  call-centers and field sales people. The activities are carried out by seven business areas:  Retail Banking (branch office network,  telephone bank,  Internet banking,  lending and borrowing),  Financial  Services (leasing,  bank cards,  custody service),  Asset Management  (mutual fund activities,  asset management), SEB Trygg Liv (life and pension insurance activities), Merchant Banking (trading in currencies, interest-bearing instruments and derivatives,  cash management,  trade finance,  payments),  Enskilda Securities  (corporate  finance,  equity trading and research) and Trygg-Hansa  (non-life  insurance to private  individuals  and  small/medium-sized  companies).  In addition to this, SEB carries out activities in the Baltic States via holdings in three Baltic banks.

For the advisory services provided by SEB, each Fund pays the Adviser a fee at the annual rate shown below:


          ----------------------------------------------------------------------- --------------------------
                                                                                  Percentage   of   average
                                                                                  net assets
          ----------------------------------------------------------------------- --------------------------
          SEB  World Fund                                                         1.00%*
          ----------------------------------------------------------------------- --------------------------
          SEB  Sweden Fund                                                        1.00%*
          ----------------------------------------------------------------------- --------------------------
          SEB  Global Fund                                                        1.00%*
          ----------------------------------------------------------------------- --------------------------
          SEB  Europe Fund                                                        1.00%*
          ----------------------------------------------------------------------- --------------------------
          SEB Technology Fund                                                     1.05%
          ----------------------------------------------------------------------- --------------------------
          SEB Biotechnology/Pharmaceuticals Fund                                  1.05%
          ----------------------------------------------------------------------- --------------------------
          SEB   Sweden Short Term Fund                                            0.40%
          ----------------------------------------------------------------------- --------------------------
*Advisory  reflects current fee waiver by the Adviser.  The contractual  advisory fee for each Fund is 1.05%. The Adviser may
[voluntarily][contractually]  waive a portion of its  advisory fee and/or  reimburse  expenses  incurred by the Funds.  [Such voluntary waiver and/or reimbursements may be discontinued at any time. ]

Portfolio Managers. No single person is responsible for managing the assets of the Fund. Rather, investment decisions for the
Funds are made by committee.

Administrator . BISYS Fund Services Ohio, Inc., 3435 Stelzer Road,  Columbus,  Ohio 43219-3035 is the  administrator  for the
Funds.

See the Statement of Additional Information for further information about the Funds' service providers.

Servicing  Agents.  The Funds have  adopted a plan under  which up to 0.25% of each  Fund's  average  daily net assets may be expended for support services to investors,  such as establishing  and maintaining  accounts and records,  providing  account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications,  assisting in the processing of purchase,  exchange and redemption  requests,  and assisting  investors in changing  account  designations  and addresses.  For expenses incurred and services provided, a financial  institution (or its affiliate) providing these services
("Servicing  Agent") may receive a fee from a Fund,  computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable  insurance  contracts owned by customers of the Servicing Agent. A
Servicing  Agent may  periodically  waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for  distribution as dividends.  The Adviser may from time to time pay Servicing Agents from its own resources for services they render to their customers.


SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

How NAV Per Share is Calculated              Each Fund prices its shares on the basis of its net asset value  ("NAV"),  which is  determined  as of the close of regular  trading on the floor of the New York
The NAV per share is calculated by           Stock Exchange ("NYSE")  (generally 4:00 P.M. Eastern Time) on each Business Day
adding the total value of a Fund's           (other  than a day on which  there are  insufficient  changes  in the value of a
investments and other assets,                Fund's  portfolio  securities  to  materially  affect the Fund's NAV or a day on
substracting its liabilities and then        which no shares are tendered for redemption  and no order to purchase  shares is
dividing that figure by the number of        received such as Swedish holidays). A Business Day is a day on which the NYSE is
outstanding shares of the Fund:              open for trading.  The NYSE is closed on the following holidays:  New Years Day,
                                             Martin  Luther King,  Jr. Day (third  Monday in January),  President's  Day (the third Monday in February),  Good Friday(April 13, 2001),  Memorial Day (the last
                                             Monday  in  May),   July  4th,  Labor  Day  (the  first  Monday  in  September),
                                             Thanksgiving  Day (the fourth  Thursday in November) and Christmas Day.  Swedish holidays for 2001  include:  New Years Day,  Maundy  Thursday  (April 12),  Good
                                             Friday  (April 13),  Easter  Monday  (April 16), St.  Walpurgis  Day (April 30),
                                             Labour's Day (May 1),  Ascension  (May 24), Whit Monday (June 4), Flag Day (June
                                             6), St. John's Day (June 23),  Christmas and Boxing Day (December  26).

                                             Because  the Funds  may  invest in  securities  that  trade on days that are not
                                             Business Days of the Funds, the NAV of a Fund may change on days when the Fund's shares are not available for purchase or redemption.

                                             NAV per share for purposes of pricing  sales and  redemptions  is  calculated by dividing the value of all securities and other assets  belonging to a Fund, less the liabilities  charged to the Fund and any liabilities  allocable to the Fund, by the number of the Fund's outstanding shares.

                                             The Funds'  securities,  other than short term debt  securities,  are  generally valued at current market prices. If market quotations are not available,  prices will be based on fair value as  determined  in good faith by or at the direction of the Board of Trustees.  Short term debt  securities  may be valued  either at amortized  cost or  original  cost plus  accrued  interest,  which  approximates current value.

                                             After the value of a foreign security has been  established,  if an event occurs which would likely cause the value to change, the foreign security may be priced at fair value as determined in good faith by or at the direction of the Board of
                                             Trustees.

Purchasing and Redeeming Shares

Shares of each Fund are available for purchase by insurance  company separate  accounts to serve as an investment  medium for variable insurance contracts, and by SEB. The Funds reserve the right to reject or refuse, in their discretion, any order for the purchase of a Fund's shares, in whole or in part.

Shares of a Fund are purchased or redeemed at the NAV per share next determined after receipt by the Fund (or its agent) of a purchase order or redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed  normally will be made within seven days. Each Fund intends to pay cash for all shares  redeemed, but under conditions that make payment in cash unwise,  payment may be made wholly or partly in portfolio securities at their then market value. A shareholder may incur  brokerage costs in converting such securities to cash.  Payment for shares may be delayed under  extraordinary  circumstances  or as permitted by the  Securities  and Exchange  Commission in order to protect remaining investors.

Investors do not deal directly with the Funds to purchase or redeem  shares.  Please refer to the prospectus for the separate account and variable  insurance  contract for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the Funds.

The Funds  currently  do not foresee any  disadvantages  to  investors  if the Funds serve as an  investment  medium for both variable annuity contracts and variable life insurance policies.  However, it is theoretically  possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations.  The Board of Trustees and each participating insurance company would be required to monitor events to identify any material  conflicts  between variable annuity contract owners and variable life insurance policy owners,  and would have to determine what action, if any, should be taken in the event of such a conflict.  If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate  accounts  from the Fund,  which might force the Fund to sell  securities  at  disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time, or to cease investment  operations entirely.  In the event that a Fund ceases offering its shares, any investments allocated to the Fund will, subject to any necessary regulatory approvals,  be invested in another portfolio of the Trust deemed  appropriate by the Board of Trustees,  or in another mutual fund. In such an event, investors may be required to transfer their investments at an inopportune time.

TAXATION

Each Fund intends to diversify its investments in a manner intended to comply with tax requirements  generally  applicable to mutual funds.  In addition,  each Fund will  diversify its  investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments,  and no more than 90% is represented by any four  investments.  For this purpose,  securities of a given issuer  generally  are treated as one  investment  and each U.S.
Government agency or  instrumentality is treated as a separate issuer.  Any security issued,  guaranteed,  or insured (to the extent so guaranteed or insured) by the U.S.  Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the
Fund at any time during the calendar quarter in which the failure  occurred could become  currently  taxable to the owners of the contracts.  Similarly,  income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the  shareholders of each Fund will be separate  accounts,  no discussion is included here as to the federal income tax consequences at the shareholder  level.  For information  concerning the federal income tax consequences to purchasers of the variable life insurance contracts and variable annuities,  see the prospectus for the relevant contract. See the Statement of
Additional Information for more information on taxes.

Description of the Funds and Their Shares SEB (USA)  Insurance  Funds are series of Variable  Insurance  Funds (the "Trust").
Variable  Insurance  Funds was  organized  as a  Massachusetts  business  trust in 1994 and  currently  consists  of multiple portfolios.  The Board of Trustees of the Trust may establish  additional  portfolios in the future. Under Massachusetts law, shareholders  could be held personally  liable for the  obligations of the Trust under certain  circumstances.  However,  the
Trust's  declaration of trust disclaims  liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous  -No person has been  authorized to give any information or to make any  representations  not contained in this prospectus in connection with the offering made by this  prospectus.  If given or made, such  information or  representations must not be relied upon as having been authorized by the Funds.  This prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not be lawfully made.


For more information about the Funds, the following document is available free upon request:

Statement of  Additional  Information  (SAI):  The SAI provides  more  detailed  information  about each Fund,  including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

-----------------------------------------------------------------------------------------------------------------------------
You can get free copies of the SAI, or request other  information  and discuss your questions  about the SEB (USA)  Insurance
Funds by contacting a broker or bank that offers the Funds as investment options. Or contact the Funds at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219
Telephone: 1-800-_____-_________

------------------------------------------------------------------------------------------------------------------------------

You can review and copy the Funds' SAI and other  information  about the Funds at the Public Reference Room of the Securities
and Exchange Commission (call 1-202-942-8090 for more information). You can get text-only copies:
     o    For a fee, by writing the Public Reference  Section of the Commission,
          Washington, D.C. 20549-0102, or electronically at publicinfo@sec.gov.
     o    Free from the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-8644.

                            SEB (USA) Insurance Funds

                              SEB (USA) WORLD FUND

                              SEB (USA) SWEDEN FUND

                          SEB (USA) INTERNATIONAL FUND

                              SEB (USA) EUROPE FUND

                            SEB (USA) TECHNOLOGY FUND

                  SEB (USA) BIOTECHNOLOGY/PHARMACEUTICALS FUND

                        SEB (USA) SWEDEN SHORT TERM FUND




      The SEB (USA) Insurance Funds are series of Variable Insurance Funds
                                  (the "Trust")



                       Statement of Additional Information


                                   June , 2001


     The Trust offers an indefinite number of transferable units ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts

     This Statement of Additional Information ("SAI") is not a Prospectus, but should be read in conjunction with the Prospectus for SEB (USA) Insurance Funds dated June _, 2001 ("Prospectus"), which may be supplemented from time to time. This SAI contains more detailed information than is set forth in the Prospectus, and is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 0000000.



                                TABLE OF CONTENTS

                                                                                        Page

INVESTMENT OBJECTIVES AND POLICIES......................................................B-3
       Additional Information About Countries in Which The Funds Invest.................B-4
       Additional Information on Portfolio Instruments..................................B-13

INVESTMENT RESTRICTIONS
       Portfolio Turnover...............................................................B-32

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..........................................B-33

NET ASSET VALUE.........................................................................B-33
          Valuation of the Funds........................................................B-33

MANAGEMENT OF THE TRUST.................................................................B-33
       Trustees and Officers............................................................B-33
       The Adviser......................................................................B-36
       Portfolio Transactions...........................................................B-37
       Administrator....................................................................B-38
       Custodian, Transfer Agent and Fund Accounting Services...........................B-39
       Independent Auditors.............................................................B-39
       Legal Counsel....................................................................B-39
         Codes of Ethics                                                                B-40

ADDITIONAL INFORMATION..................................................................B-40
       Description of Shares............................................................B-41
       Vote of a Majority of the Outstanding Shares.....................................B-41
       Shareholder and Trustee Liability................................................B-41
       Additional Tax Information.......................................................B-44
       Performance Information..........................................................B-44
       Performance Comparisons..........................................................B-34
       Miscellaneous....................................................................B-35
       Financial Statements.............................................................B-47

APPENDIX................................................................................B-48

                       STATEMENT OF ADDITIONAL INFORMATION

                            SEB (USA) Insurance Funds

     The Trust is an open-end management company which currently offers multiple separate investment portfolios each with different investment objectives. This SAI contains information about the seven following non-diversified series, which are advised by Skandinaviska Enskilda Banken AB ("SEB" or the "Adviser"), SEB
(USA) World Fund ("SEB World Fund"), SEB (USA) Sweden Fund ("SEB Sweden Fund"), SEB (USA) Europe Fund ("SEB Europe Fund"), SEB (USA) International Fund ("SEB International Fund"), SEB (USA) Technology Fund ("SEB Technology Fund"), SEB
(USA)  Biotechnology/Pharmaceuticals  Fund ("SEB Pharmaceuticals  Fund") and SEB
(USA) Sweden Short Term Fund ("SEB Sweden Short Term Fund") (collectively the " Funds" and each individually a "Fund") .

     The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

     Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Funds described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Funds' Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

             The following information supplements the investment objectives and policies of each Fund as set forth in the Prospectus.

     Under normal market conditions, each Fund, other than the SEB Sweden Short Term Fund and the SEB World Fund pursues its objective by investing in a non-diversified portfolio of equity securities, which may include publicly traded common and preferred stocks, securities convertible into or exchangeable for common stock (see "Convertible Securities") and other equity equivalents such as American Depository Receipts ("ADRs") (see "Depository Receipts"). Each Fund may, without limit, hold uninvested cash reserves or invest in short term debt instruments in order to meet liquidity needs or for temporary defensive purposes when the Adviser has determined that abnormal market or economic conditions so warrant.

Additional Information About Countries in Which the Funds Invest

     Each Fund may invest all or a substantial portion of its assets outside of the U.S., and all of the Funds other than the SEB International Fund anticipate that they will primarily invest abroad under normal market conditions. Following is a brief description of some of the countries outside of the U.S. in which the indicated Funds anticipate focussing their investments.

SEB Sweden Fund, SEB World Fund and SEB Sweden Short Term Fund

     Sweden. Organized trading of securities in Sweden can be traced back to 1776. Although the Stockholm Stock Exchange was founded in 1864, the real formation of a stock exchange in an international sense took place in 1901.The statutes of the Stock Exchange were modified in 1906 and, from the beginning of 1907, commercial banks were admitted as members. During the 1970s, the Stockholm market had low turnover and dull trading conditions. The market started to climb in 1980, and for several years, Stockholm Stock Exchange was one of the best performing stock markets, in terms of both price and volume growth. This regeneration of a market for risk capital was reflected in the large number of companies introduced in the early 1980s. The Stockholm Stock Exchange is structured on a membership basis, with the Bank Inspection Board being the supervising authority. The board consists of 11 directors and one chief executive. The directors of the board are elected by the Swedish government, and the Association of the Swedish Chamber of Commerce, the Federation of Swedish Industries and the member companies of the Stock Exchange. There are three different markets for trading shares in Sweden. The dominant market is the A1 list, for the largest and most heavily traded companies. The second distinct market is the Over-the-Counter Market, which is more loosely regulated than the official market and caters to small and medium sized companies. The other market is the unofficial parallel market which deals in unlisted shares, both on and off the exchange floor. The shares most frequently traded on this market are those which have been delisted from the other markets and those which are only occasionally available for trading. On July 1, 1999, the Stockholm Stock Exchange and OM Stockholm merged to create the OM Stockholm Exchange - OM
Stockholmsborsen AB. In addition, the Stockholm Stock Exchange and the Copenhagen Stock Exchange have signed an agreement covering a common Nordic securities market, NOREX. There are also two independent markets for options -- the Swedish Options Market (SOM) and the Swedish Options and Futures Exchange
(SOFE). They offer calls, puts and forwards on Swedish stocks and stock market indexes.

     Swedish reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Swedish corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations. The basic concepts used are historical cost, going concern, accrual basis, consistency and prudence. As of April 30, 2001, the total market capitalization of the Swedish equity markets was approximately US $____ billion.

     Sweden has a highly developed and successful industrial sector. The chief industries, most of which are privately owned, include textiles, furniture, electronics, dairy, metals, ship building, clothing, engineering, chemicals, food processing, fishing, paper, oil and gas, automobiles and shipping. Productivity, as measured by GDP per capita, is well above the European average, although two-thirds of GDP passes through the public sector.

     Successive governments have traditionally afforded Swedes generous benefits for unemployment, sick leave, child care, elderly care and general public welfare, along with state medical care. This extensive social welfare system has proved unsustainable in recent years and has resulted in large government deficits. Furthermore, a wide tax wedge, caused by the generous social benefits, is a key impediment to job creation and is the reason for the high unemployment rate. Almost half of the personal disposable income received by Swedes resulted from transfer payments, a system for redistributing income.

     Sweden suffered a severe recession in the early 1990s causing GDP to fall 5% between 1990 and 1993. The economic recovery gathered pace in 1994 and is now in its fourth year. Nonetheless, the recession led to a drop in the standard of living and has left Sweden with a large gap in its public finances. The budget deficit peaked in 1993 at 12.3% of GDP.

     Sweden, which joined the European Community on January 1, 1995, received strong pressure to bring its public finances under control. A fiscal consolidation plan, entailing a tightening of policy over a period of four years, was approved by Parliament in 1995. Sweden is in the midst of a cyclical upturn, with a 1997 GDP growth rate of 2.3%, and forecasts for 1998 and 1999 at 2.8% and 3.0%, respectively. The 1997 growth was split evenly between domestic demand and net exports. The deficit, at 1.9% of GDP in 1997, is expected to revert to a balance in 1998. As the economy continues to improve, Sweden has seen an improvement in its unemployment rate, which was at 6.9% as of June 1998, down from 8.8% a year earlier. Inflation was 1.9% for 1997, leading to expectations of tighter monetary policy by the Riksbank in 1998. Long yields are expected to absorb most of the prospective tightening of monetary policy. Overall, Sweden's fiscal situation continues to improve, with the deficit ratio equivalent to 1.6% of GDP in 1997, contrasted to a 1994 ratio of 10.3%. The resulting improvement in investor and business confidence has boosted Sweden's economic prospects and, despite the continuing fiscal consolidation, such economic prospects are some of the best in Europe for the remainder of the decade.

SEB Europe Fund-

     EUROPE. In 1986, the member states of the European Union (the "Member States") signed the "Single European Act," an agreement to establish a free market. The development of a unified common European market has promoted the free flow of goods and services; however, since September 1992, Europe's monetary policy has been affected by fluctuating currencies. Additionally, 1993's tight monetarypolicies and high inflation caused Europe's economies to ebb into recession. The Maastricht Treaty on economic and monetary union ("EMU") is intended to provide its members with a stable monetary framework. The prospect of EMU has triggered a sharp convergence of interest rates across Europe. Adding to the favorable monetary conditions, the monetary easing experienced by core countries has triggered a strong depreciation of their currencies. Consequently, European economic activity has accelerated again in 1997. On January 1, 1999, the third and final stage of EMU began with the establishment of a currency union encompassing 11 of the 15 Member States of the European Union (EU) - Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. On that date, these countries locked their exchange rates and adopted the euro as their common currency, with monetary and exchange rate policy determined by area-wide institutions. Thus, each country will give up the possibility of independent
monetary  and  exchange   rate  policy.   EMU  does  not  change  the  locus  of
responsibility for policies other than monetary and exchange rate policies. Policies affecting external trade and the integration of internal markets were already a matter of EU competence. Fiscal and labor market policies will continue to be decided mostly at the national level, albeit subject to closer surveillance by EU institutions. The Stability and Growth Pact (SGP), agreed in June 1997, set out the procedures for surveillance of national fiscal policies, strengthening the framework provided in the Maastricht Treaty. Also, the Treaty of Amsterdam, signed in October 1997, explicitly recognized labor market policies as a matter of common concern and set out procedures for their surveillance. Except for monetary and exchange rate policies, area-wide decision making and surveillance are the responsibility of institutions of the EU as a whole. It has been agreed that ministers of euro-area countries can meet (as the Euro-11 Group), to discuss issues related to the single currency, but that formal surveillance and coordination decisions will be the prerogative of the full EU Council of Ministers (ECOFIN). The prospective euro-area rivals the United States in terms of output and trade. The delineation of monetary, fiscal, and structural policy responsibility between the euro-area institutions and national governments helps assign responsibility for these policies, but also complicates their coordination.

     Reporting, accounting and auditing standards in the nations of the EMU differ from U.S. standards. In general, corporations in the EMU do not provide all of the disclosure required by U.S. law, and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. reporting companies.

     BELGIUM is a European nation located northeast of the English Channel and southeast of the North Sea. Belgium has a population over 10 million. Engineering and metal products, auto assembly, processed food and beverages, chemicals, basic metals, textiles, glass, petroleum and coal are the major industries.

     The currency is the Belgian Franc. The Brussels Stock Exchange is organized as The Societe de la Bourse de Valeurs Mobileres de Bruxelles (SBVM). The Banking and Finance Commission controls the power to approve securities houses. Belgium is a multi-lingual country with Dutch and French the two official languages in Brussels. English and German are spoken often in business. Dividends are withheld at a standard rate of 25%. A sign-off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Belgium.

     Belgium is a member of the EU. Brussels houses the main offices of the European Parliament. Belgium joined the EMU on May 1, 1998. Belgium shows a high degree of economic openness. It is therefore extremely sensitive to economic developments abroad and, in particular, to those occurring in the EMU, as business activity in Belgium fluctuates almost exactly in line with that of the euro area.

     The Brussels Stock Exchange (BSE) was founded by Napoleonic decree in 1801. Since January 1, 1991 the BSE has been officially organized as the "Societe de la Bourse de Valeurs Mobileres de Bruxelles" (SBVM) the shareholders of which are Belgian securities houses. The law of December 4, 1990 on financial operations and markets terminated the monopoly of the individual brokers. Now only securities houses are allowed to carry out stock exchange orders. Brokers, banks, brokerage firms and insurance companies can participate in the capital of a securities house. Its management is composed of a majority of qualified people bearing the title of stockbroker. The Board of Directors of the SBVM, the Stock Exchange Committee organizes and supervises the different markets and ensures market transparency. The Stock Exchange Committee also admits or dismisses brokerage firms and ensures compliance with all regulations. The Stock Exchange Committee is also in charge of the admission to listing and suspension of listing. On the Brussels Stock Exchange, equities are traded on three different markets: the Official Market, which includes a Cash and a Forward Market, the Second Market and an "Over the Counter Market." Belgian reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Belgian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. reporting companies.

     DENMARK is located in Northern Europe. Denmark has a population over 5 million. Chief industries of the nation include food processing, machinery and equipment, textiles and clothing, chemicals, electronics, construction, furniture and other wood products and ship-building. Denmark is a member of the European Union. The Danish currency is the Krona. The central bank attempts to maintain a stable Krona against the core European currencies.

     Dividends are withheld at a rate of 25%. A sign-off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed in Denmark.

     FINLAND, bordered by Norway, Sweden and Russia, is located in Northern Europe. Finland has a population over 5 million. Metal products, shipbuilding, forestry, wood processing, copper refining, foodstuffs, chemicals, textiles and clothing are the major industries. The currency is the Finnish Markka. Other major industries are machinery, metals and textiles.

     The only stock exchange in Finland is the Helsinki exchange. Dividends are withheld at a standard rate of 28%. Capital gains are not taxed. Finland is a member of the EU.

     Organized securities trading has existed in Finland since the 1860s, but it was 1912 before a formal exchange, the Helsinki Arvopaperiporssi,was founded. Since then there have been few changes in the rules governing trading in Finland. In October 1984, the management of the stock exchange in Helsinki was vested in a newly formed co-operative. That form of corporation was chosen because Finnish legislation covering cooperatives does not limit thenumber of members or the amount of capital. As a result, alone among the world's stock exchanges, the Arvopaperiporssi accepts as members all companies listed on its trading board and business organizations, in addition to bankers and brokers. Decision-making and administration within the organization are vested in the annual general meeting of the co-operative, which elects the board of administration and the board of directors to manage the daily running of the exchange. The OTC List established in 1984 acquired an organized form in September 1985, when the Association of Securities Brokers approved the listing and regulations for the information requirements of listed companies. The brokers and brokerage firms have undertaken to act as market makers.

     GERMANY is a Western European nation bordered by Denmark, Poland, the Czech Republic, Austria, Switzerland, France, the Netherlands, Belgium and Luxembourg. Germany has a population over 83 million. Iron, steel, coal, cement, machinery, chemicals, ships and automobiles constitute the major industries. The currency is the German Mark. Germany houses eight stock exchanges with the Frankfurt exchange being the largest. The need for financing is primarily filled by banking institutions. The equity market is relegated to a lesser role. There are, however, three levels of equity trading. The first is the official market where there is trading in shares of the official listings. The "semi-official" market controls trading in shares not in the official listing. Finally, there is the unofficial, over-the-counter market.

     Dividends are withheld at a standard rate of 26.875%. A sign-off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at a maximum of 45%. Germany is one of the original members of the European Common Market which eventually became the European Union. Economic unification of East and West Germany occurred in July of 1990, with political unification following suit in October of the same year.

     Germany, the third largest economy in the world, has faced substantial economic and political challenges in the wake of reunification between West and East Germany. Previously-communist eastern Germany, which had been largely insulated from international competition, saw most of its capital stock become obsolete after the reunification. Transforming eastern Germany into a modern market economy has been more difficult and costly than anticipated initially.

     The history of Frankfurt as a financial center can be traced back to the early Middle Ages. Frankfurt had the right to issue coins as early as 1180; the first exchange office was opened in 1402. Germany has been without a central stock exchange, the position formerly held by the Berlin exchange, since 1945. Today there are eight independent stock exchanges, of which Dusseldorf and Frankfurt account for over three-quarters of the total volume. Frankfurt is the main exchange in Germany. Exchange securities are denominated in the Euro. Equities may be traded in Germany in one of three markets: (i) the official market, composed of trading in shares which have been formally admitted to official listing by the admissions committee of the relevant stock exchange, based on disclosure in a listing application; (ii) the "semi-official" unlisted market, composed of trading in shares not in the official listing; and (iii) the unofficial, over-the-counter market, which is governed by the provisions of the Civil Code and the Merchant Code and not by the provisions of any stock exchange. There is no stamp duty in Germany, but a nonresident capital gains tax may apply in certain circumstances. German reporting, accounting and auditing standards differ substantially from U.S. standards. In general, German corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. reporting companies.

     The REPUBLIC OF IRELAND is a European nation that occupies five-sixths of the island of Ireland, located just west of England. Ireland has a population over 3 million. Food products, textiles, chemicals, clothing, pharmaceuticals, transportation equipment, glass, crystal, brewing and machinery are the major industries of Ireland. The economy is trade dependent. The currency is the Irish Pound. Ireland is a member of the European Union.

     Dividends are taxed at the corporate level before distribution. The advance payment of corporation tax is currently 29.87%. There is no capital gains tax.

     The Irish Stock Exchange, founded in the 18th century, is the second oldest in the world. Previously it operated as part of the International Stock Exchange of the United Kingdom and Republic of Ireland. On December 8, 1995, it split from the U.K. Stock Exchange to form the Irish Stock Exchange (ISE). The new exchange is committed to maintaining standards equivalent to those of the London Stock Exchange (LSE), subject to adjustments dictated by Irish Law. The ISE will sign a listing protocol with the LSE, under which the ISE will maintain equivalence with the LSE rules. Companies that were listed on both the Dublin and London exchanges may apply for dual primary listing, under which they will be regulated to the same standard by both exchanges. A set of procedures has been agreed with the LSE that will streamline companies' dealing with the two exchanges.

     NETHERLANDS is located in Western Europe on the North Sea. Netherlands has a population over 15 million. Agronomic industries, metal and engineering products, electrical machinery and equipment, chemicals, petroleum, fishing, construction and microelectronics constitute the major industries. The currency is the Dutch Guilder. Trading occurs on the Amsterdam Stock Exchange although there is not a significant amount of activity. Bank financing is used extensively to fulfill capital requirements.

     Dividends are withheld at a standard rate of 25%. A sign-off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed.

     Trading securities on the AEX Stock Exchange(formerly the Amsterdam Stock Exchange) started at the beginning of the seventeenth century. The United East India Company was the first company in the world financed by an issue of shares, and such issue was effected through the exchange. The Netherlands claims the honor of having the oldest established stock exchange in existence. In 1611, a stock market began trading in the coffeehouses along the Dam Square. A more formal establishment, the Amsterdam Stock Exchange Association, began trading industrial stocks in 1876, and until World War II, Amsterdam ranked after New York and London as the third most important stock market in the world. After the war, the AEX Stock Exchange only gradually began to resume its activities, as members felt threatened by what they saw as an impending socialist order which would leave little of the stock market intact. Since the end of the war, the Dutch market has remained relatively neglected, as local companies have found it more favorable to use bank financing to meet their capital requirements. Trading in shares on the AEX may take place on the official market or on a parallel market, which is available to medium-sized and smaller companies that cannot yet meet the requirements demanded for the official market. Dutch reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Dutch corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. reporting companies.

     NORWAY is the westernmost country in Scandinavia, located in Northern Europe. Norway has a population over 4 million. Fishing, engineering, metals, chemicals, food processing, paper, shipbuilding and oil and gas constitute the major industries. The currency is the Norwegian Krone.

     Dividends are withheld at a standard rate of 25%. Capital gains are not taxable in Norway. The Norwegian population has opted out of the European Union.

     The UNITED KINGDOM is a group of islands located to the northwest of the European mainland, across the English Channel. It is comprised of England, Scotland, Wales and Northern Ireland.

     The United Kingdom has a population over 58 million. Steel, metals, shipbuilding, shipping, Banking and insurance are some of the major industries. The currency is the British Pound.

     Corporations are taxed on any dividend before it is distributed. A credit is available for a refund less a 15% tax on the total distribution plus tax credit. Capital gains are not taxed in the United Kingdom. The United Kingdom is a member of the European Union.

     The UK is Europe's largest equity market in terms of aggregate market capitalization. Trading is fully computerized under the SETSSystem for FTSE- 100 (and 83 other) stocks and the Stock Exchange Automated Quotation System (SEAQ) operates for international equities. The London Stock Exchange exists alongside Tradepoint, while there is also a network of regional offices. The London Stock Exchange has the largest volume of trading in international equities in the world. Despite having a great deal of common purpose and common concepts, the accounting principles in the UK and the US can lead to markedly different financial statements. In the global market for capital, investors may want to know about a company's results and financial position under their own principles. This is particularly so in the US capital markets. The overriding requirement for a UK company's financial statements is that they give a `true and fair' view. Accounting standards are an authoritative source as to what is and is not a true and fair view, but do not define it unequivocally. Ad hoc adaptations to specific circumstances may be required. In the US, financial statements are more conformed because they must be prepared in accordance with GAAP.

     AUSTRIA is a Central European nation with Germany, the Czech Republic, Hungary, Italy, Slovenia and Croatia as its neighbors. Austria has a population over 8 million. Major industries include foods, iron and steel, machines, textiles, chemicals, paper and pulp, tourism, mining and autos. The currency is the Austrian Schilling.

     Dividends are withheld at a standard rate of 22%. A sign-off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed if they result from an equity holding of less than 10% of a public company. Otherwise, capital gains are taxed at a maximum of 34%. Austria has been a member of the European Union since the beginning of 1995, and Austria's monetary policy closely tracks that of Germany.

     Relative to international standards, the Vienna stock market is small in terms of total capitalization and yearly turnover. The Vienna Stock Exchange
(VSE) is one of the oldest in the world and was founded in 1771 as a state institution to provide a market for state-issued bonds, as well as for exchange transactions. The Stock Exchange Act of 1875 (the "Act") established the VSE as an autonomous institution. The Act is still in force, placing control and administration of the exchange in the hands of the Borsekammer (Board of Governors), chosen from among the members of the exchange. The Borsekammer consists of 25 individuals with the title of Borserat (stock exchange councillor). Some are elected by members and some are designated by organizations of the securities industry for a period of five years. The councillors must be members of the exchange and they elect from amongst themselves a President and three Vice Presidents. Shares account for about 80% and investment fund certificates for about 20% of total listed securities on the VSE. Business of the exchange can be transacted only by members. Almost all the credit institutions in Vienna, some in the Austrian provinces and the joint stock banks are represented on the stock exchange, as well as the private banks, savings banks and other credit institutions. Certain securities which do not have an official listing may be dealt in on the floor of the stock exchange with permission of the management. This unlisted trading is the main activity of the free brokers (Frei Makeler). Austrian reporting, accounting and auditing standards differ from U.S. standards. In general, Austrian corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

     FRANCE is a Western European nation bordered by Belgium, Luxembourg, Germany, Switzerland, Italy and Spain. France has a population over 58 million. Steel, chemicals, textiles, automobiles, wine, perfume, aircraft and electronic equipment are the major industries. The currency is the French Franc.

     Dividends are withheld at a rate of 25%. A tax credit is available for refund equal to 50% of the dividend. There is a further 15% tax on the total of the dividend and refund. Capital gains are not taxed if they result from an equity holding of less than 25% of a public company. Otherwise, capital gains are taxed at 16%. France is a member of the European Union.

     Trading of securities in France is subject to the monopoly of the Societe de Bourse, which replaced the individual agents dechange in 1991 in order to increase the cohesion of the French equity market. All purchases or sales of equity securities in listed companies on any one of the French exchanges must be executed through the Societe de Bourse. There are three different markets on which French securities may be listed: (1) the official list (La Cote Officielle), comprised of equity securities of large French and foreign companies and most bond issues; (2) the second market (Le Second Marche), designed for the trading of equity securities of smaller companies; and (3) the "Hors-Cote" Market. Securities may only be traded on the official list and the second market after they have been admitted for the listing by the Conseil des Bourses de Valeurs (the "CBV"). By contrast, the Hors-Cote Market has no prerequisites to listing, and shares of otherwise unlisted companies may be freely traded there, once they have been introduced on the market by the Societe de Bourse. Although the Hors-Cote Market is frequently referred to as an over-the-counter market, this term is inaccurate in that, like the official list and the second market, it is supervised by Societes des Bourses Francaises and regulated by the CBV. Although there are seven stock exchanges in France (located in Paris, Bordeaux, Lille, Lyon, Marseille, Nancy and Nantes), the Paris Stock Exchange handles more than 95% of transactions in the country. All bonds and shares, whether listed or unlisted, must be traded on one of the seven exchanges. Trading in most of the Paris exchange-listed stocks takes place through the computer order-driven trading system CAC, launched in 1988. French market capitalization constitutes approximately 30% of the French Gross Domestic Product. Exchange securities are denominated in the Euro. Unless otherwise provided by a double tax treaty, dividends on French shares are subject to a withholding tax of 25%. Although French reporting, accounting and auditing standards are considered rather rigorous by European standards, they differ from U.S. standards in certain material respects. In general, French corporations are not required to provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

     GREECE, bordered by the Mediterranean Sea to the south, is a nation in Southern Europe. Greece has a population over 10 million. Tourism, food and tobacco processing, textiles, chemicals, metal products, mining and petroleum constitute the major industries. The currency is the Greek Drachma. Greece is a member of the European Union.

     There is no withholding tax on dividends from profits that have been subject to the 35% corporate tax. Capital gains are not taxed in Greece.

     The Athens Stock Exchange (ASE) is a self-managed public institution, regulated by law. It is financed chiefly by annual listing fees paid by both equity and fixed-income issuers. Until 1987, the ASE had a relatively low activity market with occasional peaks. Activity exploded that year, with foreign purchases contributing to a 1,224% rise in traded share value. Greek reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Greek corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

     ITALY is a nation in Southern Europe with Austria, Switzerland and France to its north. Italy has a population over 57 million. Steel, food processing, clothing, machinery, autos, textiles, shoes, machine tools and chemicals are the major industries. The currency is the Italian Lira. Italy houses nine stock exchanges with the Milan Exchange being the largest. Societa di intermediazone mobiliare (SIMs) was created in 1991 to regulate brokerage activity in the securities market. Italy's government securities market is the third largest in the world after the United States and Japan.

     Dividends are withheld at a standard rate of 30%. There is an 8% surtax making the effective rate 32.4%. Capital gains are currently not taxed. Italy is a member of the European Union.

     The regulatory structure of the Italian Stock Exchange changed radically in February 1997, when the Italian Stock Exchange Council set up a new private company, "Borsa Italiana Spa", which is now responsible for the regulation, promotion and management of the Stock Exchange, the unlisted securities market and the Italian Derivatives Market (IDEM). In 1991, the Parliament passed legislation creating Societa deintermediazone mobiliare (SIMs). SIMS were created to regulate brokerage activities in the securities market and are allowed to trade on their own and for customers' accounts. In November 1994, the Italian Derivatives Market (IDEM) started trading its first exchange-listed derivatives product, the Mib 30 index futures contract (Fib 30). In November 1995, the MIB30 Index option (MIBO30) began trading on the IDEM. In February 1996, options were introduced on single stocks, together with the transfer of all shares to a rolling settlement basis. In March 1998, the MIDEX Index contract, the futures contract on the 25 Mid-Cap Stock Index, was launched. Access to the Italian trading system can be obtained directly through the terminals provided to users or indirectly through users' own front office systems (using Application Programming Interfaces). The latter allows the use of information, analytical and trading functions developed by the users. Italy has one of the world's largest government securities markets. At the end of 1998, issues of treasury bills, notes and bonds outstanding totaled US$1,300 billion. Italian reporting, accounting and auditing practices are regulated by Italy's National Control Commission (Consob). These practices bear some similarities to United States standards. However, in general, Italian corporations do not provide all of the disclosure required by US law and accounting practice, and such disclosure may be less timely, less frequent and less consistent than that required of US corporations.

     PORTUGAL is a Western European nation situated between Spain and the Atlantic Ocean. Portugal has a population over 9 million. Textiles and footwear, wood pulp and paper, cork, metalworking, oil refining, chemicals, fish canning, wine and tourism constitute the major industries. Certain multinational companies have taken advantage of low wage costs, one of the strong competitive advantages of the country, and relatively high labor qualification to set up operations in Portugal. The currency is the Portuguese Escudo. Portugal follows a policy of keeping the Escudo stable against the Deutsche Mark and against the currencies of its other major trading partners. The countries of the European Union are the primary trading partners of Portugal. Portugal is a member of the European Union.

     Dividends are withheld at a standard rate of 25%. This is reduced to 12.5% if the dividends are distributed by listed companies and any other privatized company within the first five years after share issuance. Capital gains are not taxable in Portugal.

     EU membership marked the start of a period that has seen dramatic growth in the scope and activity of the Portuguese stock market. The Lisbon Stock Exchange ("LSE") is divided into three markets, each with specific requirements regarding admission to listing and trading: (1) the official market, which was created on July 23, 1991; (2) the second market, created in January 1992, which is intended for trading securities that do not meet all the requirements for admission to the official market. The main purpose of this market is to allow access to the stock exchange for small and medium-sized companies; and (3) the unofficial market, created on October 22,1991, is intended for trading securities that do not meet the requirements for the other two markets. Securities can be admitted to this market for a limited period of time. In 1992, the LSE was privatized. It is now under the management of the Lisbon Stock Exchange Association. Further, the Oporto Derivatives Exchange was established in June 1996, where five futures contracts are traded. Portuguese reporting, accounting and auditing standards differ substantially from U.S. standards. In general, Portuguese corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. reporting companies.

     SPAIN is a Southern European nation located southwest of France. Spain has a population over 39 million. Textiles and apparel, food and beverages, metals and metal manufactures, chemicals, shipbuilding, autos, machine tools and tourism are the major industries. The currency is the Spanish Peseta. There are four stock exchanges in Spain with the Madrid Stock Exchange being the largest. Membership at all exchanges in Spain is restricted to stockbrokers nominated by the Ministry of Finance. Brokers must belong to the Association of Brokers in order to practice.

     Dividends are withheld at a standard rate of 25%. A sign-off by the tax office is necessary in cases where reclamation is available. Capital gains can be taxed at 35%. This is not current market practice. Spain is a member of the EU. The countries of the EU are Spain's main trading partners.

     The Securities Market Act (LMV) recognizes the following as official secondary markets: stock exchanges; the public debt market organized by the Bank of Spain; and futures and options markets. Stock exchanges in Spain (Madrid, Bilbao, Barcelona and Valencia) are the official secondary markets which trade shares and convertible bonds or thosewhich grant the right of purchase or subscription. Issuers of shares go to the stock market as the primary market, where they formalize transactions or capital increases. Fixed-income securities (both governmental and private sector debt) are also traded on the stock market. The organization and functioning of each stock exchange is the responsibility of each respective governing body (Sociedad Rectora), each of which is a limited company whose sole shareholders are the dealer-brokers and brokers and the stock exchanges themselves. The Sociedad de Bolsa, established by the four stock exchanges, is responsible for the technical management of the computerized trading system, which operates at a national level. Under the LMV, the National Securities Market Commission (CNMV) is responsible for supervising and inspecting the securities markets as well as the activity of all individuals and companies who deal with the markets. It has the power to punish and other functions. These Spanish futures and options markets are organized by the holding company MEFF (Mercado Espanol de Futuros Financieros) Sociedad Holding and two subsidiaries: MEFF Renta Variable (equities), based in Madrid, and MEFF Renta Fija (fixed-income securities), based in Barcelona. MEFF Renta Variable manages the 16 trading of options and futures on the Ibex-35 stock index, and individual options on certain shares. MEFF Renta Fija manages the trading of futures and options on interest rates and bonds. Bonds, Treasury bills and debt issued by other public administrations and organizations are traded in the public debt market. These securities are also traded at the same time on the stock market, which has a specific trading system for them. The Bank of Spain's Book-Entry Office is responsible for supervising the public debt market. Spanish reporting, accounting and auditing standards differ substantially from US standards. In general, Spanish corporations do not provide all of the disclosure required by US law and accounting practice, and such disclosure may be less timely and less frequent than that required of US reporting companies.

     SWITZERLAND, bordered by France, Italy, Germany and Austria, is a nation located in Central Europe. Switzerland has a population over 7 million. Primary trading is conducted with the countries of Western Europe. The Swiss Franc is the country's currency. Due to its lack of raw materials, Switzerland has based its economic growth on its highly skilled labor market and technological manufacturing expertise. Switzerland's strengths lie in chemicals and
pharmaceuticals,       watches,       precision      instruments      (machinery
equipment),engineering, food, financial services and tourism.

     Dividends are withheld at a standard rate of 35%. A tax office sign-off is necessary where reclamation is available. Capital gains are not taxable in Switzerland.

     There are three principal stock exchanges in Switzerland, the largest of which is Zurich, followed by Geneva and Basle. The Geneva exchange is the oldest and was formally organized in 1850. The Basle and the Zurich exchanges were founded in 1876 and 1877, respectively. The Geneva Exchange is a corporation under public law and in Zurich and Basle the exchanges are institutions under public law. There are three different market segments for the trading of equities in Switzerland. The first is the official market, the second is the semi-official market, and the third is the unofficial market. On the official market, trading takes place among members of the exchange on the official trading floors. Trading in the semi-official market also takes place on the floors of the exchanges, but this market has traditionally been reserved for smaller companies not yet officially accepted on the exchange. Unofficial market trading is conducted by members and non-members alike. Typical trading on this market involves shares with small turnover. Both listed and unlisted securities can, however, be traded on this market. Since July 1998, SWX has provided facilities for electronic trading in Eurobonds. Repo SWX, the first electronic market for repos with integrated clearing and settlement, was inaugurated in June 1999. In addition, SWX launched a new market segment for emerging-growth companies in July 1999, under the name SWX New Market. Eurex, the first trans-national derivatives market, is a co-operative venture between the SWX Swiss Exchange and Deutsche Borse Ag, each of which holds a 50% stake. Eurex is the largest derivative exchange in the world. Swiss reporting, accounting and auditing standards differ substantially from US standards. In general, Swiss corporations do not provide all of the disclosure required by US law and accounting practice, and such disclosure may be less timely and less frequent than that required of US reporting companies.

SEB International Fund

     CANADA is the second largest country in the world after Russia. The official languages are English and French. Canada has a population over 28 million. Processed and unprocessed minerals, food products, wood and paper products, transportation equipment, chemicals, fish products, petroleum and natural gas constitute the major industries. The currency is the Canadian Dollar. Canada houses five stock exchanges across the country with the Toronto Stock Exchange being the largest.

     Dividends are generally paid quarterly and withheld at a rate of 25%. A sign-off by the tax office is necessary in cases where reclamation is available. Capital gains are not taxed unless they result from the liquidation of greater than 25% of the issued shares of the company. In this case, gains can be taxed up to 36%.

     Canada is a member of the North American Free Trade Agreement (NAFTA) with the United States and Mexico.

     The first Canadian stock exchange appeared in the 1870s. Today, Canada is the world's fourth largest public equity market by trading volume and the fifth largest by market capitalization. There are five stock exchanges across Canada, located in Toronto, Montreal, Vancouver, Calgary and Winnipeg. Of these, the Toronto Stock Exchange is the largest, accounting for almost 80% of Canadian trading volumes. Measured by the value of shares traded, the Toronto Stock Exchange is the second largest organized securities exchange in North America and among the ten largest in the world. According to the SEC in one of the proposing releases relating to the Multijurisdictional Disclosure System, Canadian reporting, accounting and auditing practices are closer to U.S. standards than those of any other foreign jurisdiction. Every issuer that qualifies an offering of securities for distribution in Canada becomes subject to periodic disclosure requirements. Authoritative accounting and auditing standards, which are uniform across Canada, are developed by a national body, the Canadian Institute of Chartered Accountants ("CICA"). Although promulgated auditing standards in Canada differ from U.S. standards in some respects, generally accepted practices in Canada routinely encompass all significant auditing procedures required by U.S. standards. Further, CICA periodically evaluates new auditing standards adopted by the American Institute of Certified Public Accountants, CICA's U.S. counterpart, to determine whether similar guidelines may be appropriate for Canadian auditors. Canadian GAAP are similar to their U.S. counterparts, although there are some differences in measurement and disclosure.

Additional Information on Portfolio Instruments

Bank Obligations (Applicable to all Funds)

     The  Funds  may  invest  in  bank   obligations   consisting   of  bankers'
acceptances, certificates of deposit and time deposits.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

     Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of Deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

     Each Fund may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated Certificates of Deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Although the Funds may invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser deems the instrument to present minimal credit risk, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. These additional risks include future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks.

Commercial Paper (Applicable to all Funds)

     Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine (9) months and fixed rates of return. Each Fund may also invest in foreign commercial paper issued by corporations located in countries in which the Fund invests.

     Each Fund may invest in short-term promissory notes (including variable amount master demand notes) issued by U.S. corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by two nationally recognized statistical rating organizations ("NRSROs") (e.g., A-2 or better by Standard & Poor's Ratings Group ("S&P"), Prime-2 or better by Moody's Investors Service, Inc.,("Moody's") or F-2 or better by Fitch Investors Service ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated.

     Commercial  paper may  include  variable  and  floating  rate  instruments.
Commercial paper issues include securities issued by corporations with registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) Paper, thus providing liquidity. For purposes of a Fund's limitation on purchases of illiquid instruments, Section 4(2) Paper will not be considered illiquid if the Adviser has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Variable Amount Master Demand Notes (Applicable to all Funds)

     The Funds may invest in variable amount master demand notes, which are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

Variable and Floating Rate Demand Notes (Applicable to all Funds)

     The Funds may, from time to time, buy variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Generally, the remarketing agent will adjust the interest rate every seven days (or at other specified intervals) to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

Foreign  Investments (Applicable to all Funds)

     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

     Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Funds will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

     Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Losses to a Fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Additionally, certain Funds may invest in countries with emerging economies or securities markets. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to a Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in more developed countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions, these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

     If a security is denominated in foreign currency, the value of the security to a Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of a Fund's assets. The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

     A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of a Fund investing in securities that are not U.S. dollar-denominated. In addition, although such Fund will receive income on foreign securities in such currencies, the Fund will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, the Funds could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

Depository Receipts (Not applicable to the SEB Sweden  Short Term Fund)

     For many foreign securities, U.S. dollar-denominated American Depository Receipts ("ADRs"), which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales.

     In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     A Fund may also invest in both sponsored and unsponsored ADRs and European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs, and GDRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

     Depository receipts categorized as unsponsored require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

     Securities of Foreign Governments and Supranational Organizations (Not applicable to the SEB Sweden Short Term Fund)

     A Fund may invest in U.S. dollar denominated debt securities issued by foreign governments, their political subdivisions, governmental authorities, agencies and instrumentalities and supranational organizations. A supranational organization is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational organizations include, among others, the International Bank for Reconstruction and Development (World Bank), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, and the African Development Bank. The Funds may also invest in "quasi-government securities" which are debt obligations issued by entities owned by either a national, state or equivalent government or are obligations of such a government jurisdiction which are not backed by its full faith and credit and general taxing powers.

     Investing in foreign government and quasi-government securities involves considerations and possible risks not typically associated with investing in obligations issued by the U.S. Government. The values of foreign investments are affected by changes in governmental administration or economic or monetary policy (in the U.S. or other countries) or changed circumstances in dealings between countries. In addition, investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and lack of uniform accounting and auditing standards.

Securities of Other Investment Companies (Not applicable to the SEB Sweden Short Term Fund)

     A Fund may invest in securities issued by other investment companies including but not limited to money market investment companies, within limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations and may represent a duplication of fees to shareholders of a Fund.

Government Obligations (Not applicable to the SEB Sweden Short Term Fund)

     The Funds may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations ("Stripped Treasury Obligations") such as Treasury receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

     Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities, such as FNMA, SLMA, or FHLMC, if it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality. Each Fund may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Forward Commitments, When-Issued and Delayed-Delivery Securities (Applicable to all Funds)

     Each Fund may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, the Funds may purchase and sell securities on a "forward commitment" basis. The Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than those available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, the Fund will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Normally, the Fund will set aside portfolio securities to satisfy the purchase commitment, and in such case, a Fund may be required subsequently to place additional assets in the separate account to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitments to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

     Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed-delivery" security before a delivery, any gain would be taxable.

Mortgage-Related Securities and Asset Backed Securities (Not applicable to the SEB Sweden Short Term Fund and the SEB Sweden Fund)

     Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. A Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent that a Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

     Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and the instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a Government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     The Funds may invest in Collateralized Mortgage Obligations ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

     Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

Corporate Debt Securities (Applicable to all Funds)

     The Funds may invest in investment grade U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations, U.S. commercial banks, and U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, the Adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

     The Funds will not purchase corporate debt securities which are rated below the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, to the extent certain U.S. or foreign debt obligations are unrated or rated by other rating agencies, are determined to be of comparable quality by the Adviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Adviser will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security." A Fund will not invest more than 10% of its total assets in Medium Grade Securities.

     Medium-Grade Securities generally are subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific conditions. In addition, the prices of Medium-Grade Securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. Medium-Grade Securities are considered by Moody's to have speculative characteristics. The value and liquidity of Medium-Grade Securities may be diminished by adverse publicity and investor perception.

     Because certain Medium-Grade Securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of a Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

     Particular types of Medium-Grade Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade Securities. Some Medium-Grade Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

     The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Adviser conducts its own independent credit analysis of Medium-Grade Securities.

Illiquid and Restricted  Securities (Not applicable to the SEB Sweden Short Term
Fund)

     "Section 4(2) securities" are securities which are issued in the U.S. in reliance on the "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act. A Fund will not purchase Section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Rule 144A, a rule promulgated under Section 4(2) of the 1933 Act, provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest, on a discretionary basis, at least $100 million in securities.

     The Adviser may deem Section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Adviser generally considers any and all factors that it deems relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

     Treatment of Section 4(2) securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Repurchase Agreements  (Applicable to all Funds)

     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the Adviser deems creditworthy under the guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or, as appropriate, in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements (Applicable to all Funds)

     Each Fund may enter into reverse repurchase agreements in accordance with applicable investment restrictions. Pursuant to such agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will segregate assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction.

Options Trading (Not applicable to the SEB Sweden Short Term Fund)

     Each Fund (except the SEB Sweden Short Term Fund) may write (or sell) covered put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. A Fund may also purchase put and call options or securities, securities indices and foreign currencies. A Fund will not write covered calls on more than 25% of its portfolio, and a Fund will not write covered calls with strike prices lower than the underlying securities' cost basis on more than 25% of its total portfolio. A Fund may not invest more than 5% of its total assets in option purchases.

     A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains cash, or other liquid assets with a value equal to the exercise price in a segregated account with its custodian. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and ask price.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a "closing purchase transaction," as described below, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     In order to close out a call option it has written, a Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

     A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

     Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

     Exercise prices of options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred. A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

     Where a Fund may purchase put options, that Fund is purchasing the right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Puts may be acquired to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. A Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities. The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any accreted market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. A Fund generally will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying higher prices for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

     Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because options traded in the over-the-counter market may not be as actively traded as those on an exchange, it may be more difficult to value such options, and pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Adviser and verified in appropriate cases. OTC options transactions will be made by a Fund only with recognized U.S. Government securities dealers. OTC options are subject to the Funds' 15% limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such a 15% limit.

     Each Fund may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

     Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide for in advance , or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

Futures Contracts and Options Thereon (Not applicable to the SEB Sweden Short Term Fund)

     Each Fund (except the SEB Sweden Short Term Fund), may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, interest rate, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may engage in such futures transactions in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

     The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

         The value of a Fund's contracts may equal or exceed 100% of its total assets, although it will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets. Futures transactions will be limited to the extent necessary to maintain the qualification of the Funds as regulated investment companies.

     The Funds also may purchase and sell put and call options on futures contracts. An option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to assume (in the case of a call) or sell (in the case of a put) a position in a specified underlying futures contract (which position may be a long or short position) at a specified exercise price at any time during the option exercise period. Sellers of options on futures contracts, like buyers and sellers of futures contracts, make an initial margin deposit and are subject to calls for variation margin.

     Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, to cover its performance under such contracts. There is a possibility that a Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated  manner.  Such  unanticipated  changes  may also  result in poorer overall performance than if a Fund had not entered into any futures transactions. In addition, the value of futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Regulatory Restrictions (Not applicable to the SEB Sweden Short Term Fund)

     As required by the Securities and Exchange Commission, when purchasing or selling a futures contract or writing a put or call option or entering into a forward foreign currency exchange purchase, a Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts.

     To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by such Fund plus premiums paid by it for open options on futures would exceed 5% of such Fund's total assets. Such Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underling value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

Forward Foreign Currency Exchange Contracts  (applicable to all Funds)

     Each Fund may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. A Fund will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. A Fund also may hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term heading strategy will be successful is highly uncertain.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Fund is obligated to deliver.

     No Fund intends to enter into such forward foreign currency exchange contracts if such Fund would have more than 15% of the value of its total assets committed to such contracts on a regular or continuous basis. A Fund also will not enter into such forward contracts or maintain a net exposure on such contracts where such Fund would be obligated to deliver an amount of foreign currency in excess of the value of such Fund's securities or other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. The Fund segregates cash or liquid high-grade securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of such Fund's commitments with respect to such contracts. The Funds generally do not enter into a forward contract for a term longer than one year.

     If a Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If a Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Foreign Currency Options and Futures Transactions (Not applicable to the SEB Sweden Short Term Fund)

     Each Fund (except the Sweden Short Term Fund) may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

     The Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, a Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending of Portfolio Securities (Applicable to all Funds)

     Each of the Funds may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily by the Adviser and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, it could experience delays in recovering its securities and possible capital losses. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees.

Convertible Securities (Not applicable to the SEB Sweden Short Term Fund)

     Each Fund may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds will invest in convertible securities that are rated "BBB" by S&P and "Baa" by Moody's, or higher, at the time of investment, or if unrated, are of comparable quality.

     Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

     When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and therefore have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

     A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the Adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Funds will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

     As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Warrants (Not applicable to the SEB Sweden Short Term Fund)

     The Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Real Estate Investment Trusts (Not applicable to the SEB Sweden Short Term Fund)

     The Funds may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interest in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; changes in neighborhood values; the appeal of properties to tenants; increases in interest rates; changes in zoning laws; casualty or condemnation losses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of debt extended.

                             INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment limitations described in the Prospectus or this Statement of Additional Information may be changed by the Trust's Board of Trustees.

No Fund may:

     1. Underwrite securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of restricted securities.

     2. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus and/or SAI of the Fund;

     3. Purchase or sell real estate, (although investments in marketable securities of companies engaged in such activities and securities secured by real estate interests are not prohibited by this restriction.)

     4. Borrow money or issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

     5. Make loans, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time.

     6. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

          (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

          (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

          (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

          (d) personal credit and business credit businesses will be considered separate industries.

     For purposes of the above investment limitations, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

     In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders.

No Fund may:

     1. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to short sales "against the box" or the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

     2.   Invest more than 15% of its net assets in illiquid securities.

     If any percentage limitation described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events causea Fund's investments in illiquid securities to exceed the limitation set forth in the Fund's Prospectus, the Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover

     Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders, and each Fund will be managed without regard to its porftolio turnover rate. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares and by requirements which enable the Funds to receive certain favorable tax treatments. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions.

     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The public offering price of Shares of the Funds is their net asset value per Share.

     The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission,
(b) the NYSE is closed for other than  customary  weekend and holiday  closings,
(c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

     Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the Fund (or an agent of the Funds) of a redemption request. Payment for Shares redeemed normally will be made within seven days.

     The Trust intends to pay cash for all Shares redeemed, but under conditions which make payment in cash unwise, such as large-scale redemptions or market illiquidity, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

     Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for their Variable Contract for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the valuation time defined in the Prospectus on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received, for example Swedish holidays set forth in the prospectus). A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Valuation of the Funds

     Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

     Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

     All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees of the Trust.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

     Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust's Funds. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

     The names of the Trustees, their addresses, ages, and principal occupations during the past five years are set forth below:



Name, Address, and Age                                    Principal Occupation During Past 5 Years
----------------------                                    ----------------------------------------

James H. Woodward                                         Chancellor, University of North Carolina at Charlotte.
University of North Carolina
  at Charlotte
Charlotte, NC 28223
Age:  60

Michael Van Buskirk                                       Chief  Executive  Officer,   Ohio  Bankers   Association
37 West Broad Street                                      (industry trade association).
Suite 1001
Columbus, OH 43215
Age:  53

Walter B. Grimm*                                          Employee of BISYS Fund Services (6/92-present).
3435 Stelzer Road
Columbus, Oh 43219
Age:  54

* Mr. Grimm is an "interested person" of the Trust as that term is defined in the 1940 Act.

     The Trust pays each Trustee who is not an employee of BISYS or its affiliates a retainer fee at the rate of $500 per calendar quarter, reasonable out-of-pocket expenses, $500 for each regular meeting of the Board of Trustees attended in person, and $250 for each regular meeting of the Board of Trustees attended by telephone. The Trust also pays each such Trustee $500 for each special meeting of the Board of Trustees attended in person, and $250 for each special meeting of the Board of Trustees attended by telephone. For the fiscal year ended December 31, 2000, the Trust paid the following compensation to the Trustees of the Trust:

                                              Aggregate Compensation                  Total Compensation from
Name                                               from Trust*                       Trust and Fund Complex**
----------------------------            -----------------------------------    --------------------------------------

James H. Woodward                                 [$4,000]                                    [$ 20,750,]

Michael Van Buskirk                               [$4,000]                                    [$  4,000]

Walter B. Grimm                                   $0                                          $ 0

----------------------------            -----------------------------------    --------------------------------------

* The Trust does not accrue pension or retirement benefits as part of Fund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

** The Fund Complex consisted of the Trust, The BB&T Mutual Funds Group, AmSouth Mutual Funds, HSBC Mutual Funds Trust, HSBC Funds Trust, and Kent Funds.

     The officers of the Trust, their addresses, ages, and principal occupations during the past five years are as follows (unless otherwise indicated, the address of each officer is 3435 Stelzer Road, Columbus, OH 43219):

                                           Position(s) Held                       Principal Occupation
Name and Address                           With the Trust                         During Past 5 Years
----------------                           --------------                         -------------------

Walter Grimm                               President  and  Chairman  of           Employee of BISYS Fund  Services
Age: 54                                    the Board                              (6/92-present).

Gregory Maddox                             Vice President and                     Employee of BISYS Fund  Services
Columbia Square                            Assistant Secretary                    (4/91 present).
Suite 500 1230
Columbia Street
San Diego, CA 92101
Age: 32

Charles L. Booth                           Vice President and                     Employee of BISYS Fund  Services
Age: 40                                    Assistant Secretary                    (1988 -present).

Alaina Metz                                Secretary                              Employee of BISYS Fund  Services
Age: 33                                                                           (6/95 - present).

Gary Tenkman                               Treasurer                              Employee of BISYS Fund  Services
Age: 29                                                                           (4/98 - present);  Audit Manager

Ernst & Young LLP (1995 - 4/98).

Nimish Bhatt                               Principal    Financial   and           Employee of BISYS Fund  Services
Age: 36                                    Accounting    Officer    and           (7/96 - present).
                                           Comptroller

     The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Trust for providing certain administration, fund accounting and transfer agency services.

The Adviser

     Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objectives and restrictions, investment advisory services are provided to the Funds of the Trust by the Adviser.

     Skandinaviska Enskilda Banken AB (publ), is the Investment Adviser of the SEB Insurance Funds, ("SEB" or the "Adviser") SEB is the parent company of SEB Group, a European bank and assurance group. SEB Group is one of the largest Nordic financial groups, with over [$85]billion in assets under management as of December 31, 2000. The address for SEB is Kungstradgardsgatan 8, Stockholm, Sweden. The SEB Group is a decentralized company, comprised of four main business areas: Asset Management and Life Assurance, Nordic Banking, BfG and other SEB companies.

     Asset Management and Life Assurance - includes all business areas that gather and manage customers' assets:

               Asset Management comprises SEB and its wholly owned subsidiaries, SEBanken Fonder and SEBanken Fund Management Company SA., which provide a full range of investment management service for the SEB Group's life insurance assets, accounts of institutions, companies and the private bank, SEB Enskilda Banken.

               Life Assurance includes SEB Trygg Liv, which offer life and pension insurance, unit linked insurance, endowment assurance and welfare products (economic compensation for private health care, etc.) to private individuals and companies mainly in the Nordic areas.

     Under the Investment Advisory Agreement, the Adviser has agreed to provide, investment advisory services for each of the Trust's Funds as described in the Prospectus. For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, each of the Trust's Funds pays the Adviser a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund. The annual rates for the Funds are as follows: 1.05% for the SEB World Fund; 1.05% for the SEB Sweden Fund, 0.40% for the SEB Sweden Short Term Fund; 1.05% for the SEB Europe Fund; 1.05% for the SEB International Fund , 1.05% for the SEB Technology Fund and 1.05% for the SEB Pharmaceuticals Fund. The Adviser may periodically voluntarily reduce all or a portion of its advisory fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. For the fiscal year ending December 31, 2001, the Adviser has agreed to waive voluntarily its fee payable from each of the SEB World Fund, SEB Sweden Fund, SEB International Fund and SEB Europe Fund so as to not exceed 1.00% of each such Fund's total assets. Such fee waivers may be terminated without notice to shareholders.

     Pursuant to the Investment Advisory Agreement, the Adviser will pay all expenses, incurred by it in connection with its activities under the Investment Advisory Agreement other than the cost of securities (including brokerage commissions) if any, purchased for the Trust.

     Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time upon 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

     The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

     From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Funds may include descriptions of the Adviser including, but not limited to, (i) descriptions of the Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Adviser's operations.

Portfolio Transactions

     Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with each Fund's objective and restrictions, which securities are to be purchased and sold by a Fund and selects brokers to execute such Fund's portfolio transactions.

     Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps the Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, the Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Adviser in serving both the Trust and/or other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

     While the Adviser  generally seeks competitive  commissions,  the Trust may
not  necessarily  pay  the  lowest   commission   available  on  each  brokerage
transaction for the reasons discussed above.

     The Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, the Distributor, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

     Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Adviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, its parent or affiliates, and, in dealing with its customers, the Adviser, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

Administrator

     BISYS serves as the administrator (the "Administrator") to the Funds pursuant to an Administration Agreement dated as of ________, 2001 (the "Administration Agreement").

     Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodical reports to the SEC on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Adviser under the Investment Advisory Agreement, by the Custodian under the Custody Agreement and by BISYS under the Fund Accounting and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

     The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid monthly, at the annual rate of ____% of the combined average daily net assets of the Funds up to [$_] billion. In the event that the combined average daily net assets of the Funds exceed [$_] billion, the parties intend to review the level of compensation payable to the Administrator for its administrative services. In addition, the Administrator also receives a separate annual fee from each Fund for certain fund accounting services. From time to time, the Administrator may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations.

     The Administration Agreement is terminable with respect to the Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.
         .
Custodian, Transfer Agent and Fund Accounting Services

     [ ] [ address ], serves as Custodian to the Trust pursuant to the Custodian Services Agreement dated as of ________, 2001 (the "Custody Agreement"). The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

     BISYS Fund Services Ohio, Inc., ("BISYS Ohio") serves as the transfer agent and dividend disbursing agent for all Funds of the Trust pursuant to an agreement dated as of [ __, 2000.] Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

     In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated [ __, 2000.] Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

     BISYS Ohio receives an annual fee of [$__] per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of [____%] of each Fund's average daily net assets or [$_______.]

Independent Auditors

The firm of [Name] [address], serves as independent auditors for the Trust. Its services comprise auditing the Trust's financial statements and advising the Trust as to certain accounting and tax matters.

Legal Counsel

     Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

Code of Ethics

     The Trust, Adviser, and BISYS each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                             ADDITIONAL INFORMATION

Description of Shares

     The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on the same date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

     Each Share represents an equal proportionate interest in a Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

     An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

     The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of the Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to a particular Fund.

Vote of a Majority of the Outstanding Shares

     As used in the Funds' Prospectus and the SAI, "vote of a majority of the outstanding shares" of the Trust or the Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

Shareholder and Trustee Liability

     Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

     The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.

Additional Tax Information

     The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in the Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local , and foreign tax aspects of an investment in the Fund.

     Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

     To qualify as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) each taxable year.

     As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

     Each  Fund  also  intends  to  comply  with  the  separate  diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts.. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one-year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the Variable Contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse consequences for the insurance company issuing the Variable Contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

     The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

     In the event that rules or regulations are adopted, there can be no assurance that a given Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. While a Fund's investment objective is fundamental and may be changed only by a vote of a majority of its outstanding Shares, the investment policies of the Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract owners to be considered the owners of the Shares of the Fund.

     If the Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

     Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

     The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

     Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

     Each Fund may, from time to time, include its yield or total return in advertisements or reports to Shareholders or prospective investors. Performance information for the Funds will not be advertised or included in sales literature unless accompanied by comparable performance information for a separate account to which the Funds offer their Shares.

     Yields of each Fund are computed by analyzing net investment income per Share for a recent 30-day period and dividing that amount by a Share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities.

     The yield of each Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. Yield should also be considered relative to changes in the value of a Fund's Shares and to the relative risks associated with the investment objective and policies of each of the Funds.

     At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Standardized quotations of average annual total return for Fund Shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in Shares over periods of 1, 5 and 10 years (or up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of expenses (on an annual basis), and assume that all dividends and distributions on Shares are reinvested when paid.

     Performance information for the Funds may be compared in reports and promotional literature to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc., S&P, Shearson Lehman Brothers, Inc., the Russell 2000 Index, the Consumer Price Index, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, or Morningstar, Inc. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Variable Contract owners.

     Each Fund may also compute aggregate total return for specified periods. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return assumes reinvestment of all income dividends and capital gain distributions during the period.

     Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data for various periods other than those noted above. Such data will be computed as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return.

     Quotations of yield or total return for a Fund will not take into account charges and deductions against a Separate Account to which the Fund's Shares are sold or charges and deductions against the Variable Contracts. A Fund's yield and total return should not be compared with mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the Separate Accounts or the Variable Contracts. Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period in which the calculations are based. Performance information should be considered in light of a Fund's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Performance Comparisons

     Investors may judge the performance of the Funds by comparing their performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as the Morgan Stanley Capital International EAFE Index and those prepared by Dow-Jones & Co., Inc., Standard & Poor's Corporation, Shearson-Lehman Brothers, Inc. and the Russell 2000 Growth Index and to data prepared by Lipper Analytical Services, Inc. a widely recognized independent service which monitors the performance of mutual funds, Morningstar, Inc. and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The Bond Buyer's Weekly, 20-Bond Index, The Bond Buyer's Index, The Bond Buyer, The New York Times, Business Week, Pensions and Investments, and USA Today. In addition to performance information, general information about a Fund that appears in a publication such as those mentioned above, may be included in advertisements and in reports to shareholders,

     From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Funds may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. Such performance examples will be based on an expressed set of assumptions and are not indicative of the performance of any of the Funds.

     Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly a Fund's yield or performance may not provide for comparison with bank deposits or other investments which provide fixed returns for a stated period of time. Yield and performance are functions of a Fund's quality, composition and maturity as well as expenses allocated to the Fund.

Miscellaneous

     Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

     The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

     The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

         Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent auditors. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

     The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

     The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and thisSAI.


                              FINANCIAL STATEMENTS

     Since the Funds have not commenced operations as of the date of this SAI, there are no financial statements to include in the SAI.


                                    APPENDIX

COMMERCIAL PAPER RATINGS

     A Standard & Poor's Corporation ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1".
However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by S&P for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition. (Applies to municipal bonds only.)

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC," "CC" and "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD,"  "DD" and "D" - Bonds are in  default.  Securities  are not  meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

         "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

               (a)  (1) Amended and Restated Declaration of Trust dated July 20,
                        1994, as amended and restated February 5, 1997(1)

                    (2) Establishment   and  Designation  of  Series  effective
                        February 5, 1997(1)

                    (3) Redesignation of Two Existing Series and  Establishment
                        and  Designation  of Two  Additional  Series  effective
                        August 13, 1997(3)

                    (4) Establishment and Designation of Series effective
                        February 25, 1999(6)

                    (5) Form of Establishment and Designation of Four Additional
                        Series(8)

                    (6) Form of Amended Designation of Series(8)

                    (7) Form of Amended Designation of Series (9)

                    (8) Form of Establishment and Designation of Five Additional
                        Series (10)

                    (9) Form of Amended Designation of Series and Establishment
                        and Designation of Two Additional Series(11)

                   (10) Form of Establishment and Designation of Seven Additional
                        Series

               (b)  By-Laws(1)

               (c)  Articles V and VI of the  Registrant's  Amended and Restated
                    Declaration of Trust define rights of holders of Shares.

               (d)  (1) Form   of   Investment   Advisory   Agreement   between
                        Registrant and Branch Banking and Trust Company(2)

                    (2) Form   of   Investment   Advisory   Agreement   between
                        Registrant and AmSouth Bank(4)

                    (3) Form of Sub-Advisory Agreement between AmSouth Bank and
                        Rockhaven Asset Management, LLC(4)

                    (4) Form of Sub-Advisory Agreement between AmSouth Bank and
                        OakBrook Investments, LLC(6)

                    (5) Form of Investment Advisory Agreement between Registrant and HSBC Asset Management (Americas) Inc.(7)

                    (6) Form of Investment Advisory Agreement between Registrant and Lyon Street Asset Management Company(7)

                    (7) Form of Sub-Advisory Agreement between AmSouth Bank and
                        Bennett Lawrence Management, LLC(11)

                    (8) Form of Sub-Advisory Agreement between AmSouth Bank and
                        Lazard Asset Management(11)

                    (9) Form of Investment Advisory between Registrant and
                        Skandinaviska Enskilda Banken AB (publ.)

               (e)  Form of Distribution  Agreement between Registrant and BISYS
                    Fund Services(3)

               (f)  Not Applicable

               (g)  (1)  Form of  Custodian  Agreement  between  Registrant  and
                         Fifth Third Bank(2)

                    (2)  Form of  Custodian  Agreement  between  Registrant  and
                         AmSouth Bank(4)

                    (3)  Form of Custodian Agreement between Registrant and The
                         Bank of New York(8)

                    (4)  Form of Custodian Agreement between Registrant and
                         Bankers Trust Company (with respect to AmSouth
                         International Equity Fund)(11)

                    (5)  Form of Custodian Agreement between Registrant and
                         [               ]*

               (h)  (1) Form of Management and Administration  Agreement between
                        Registrant and BISYS Fund Services Ohio, Inc. (6)

                    (2)  Form  of  Fund   Accounting   Agreement   between
                         Registrant and BISYS Fund Services Ohio, Inc. (6)

                    (3)  Form  of   Transfer   Agency   Agreement   between
                         Registrant and BISYS Fund Services Ohio, Inc. (6)

                    (4)  Form of Fund Participation Agreement with Hartford Life
                         Insurance Company(4)

                    (5)  Form of Fund Participation Agreement with Allstate
                         Insurance Company (9)

                    (6)  Form of Fund Participation Agreement with Hartford
                         Life Insurance Company (with respect to Kent Aggressive
                         Growth Fund)(9)

                    (7)  Form of Fund Participation Agreement with New York Life
                         Insurance Company*

                    (8)  Form of Fund Participation Agreement with SEB Trygg Life
                         Assurance Company Limited*


                    (9)  Form of Variable Contract Owner Servicing Agreement(6)

               (i) Opinion and Consent of Counsel(2)

               (j) Consent of Independent Auditors

               (k) Not Applicable

               (l) Purchase Agreement(2)

               (m) Not Applicable

               (n) Not Applicable

               (p)(1)  Form of Code of Ethics of the Registrant(8)
                  (2)  Form of Code of Ethics of AmSouth Bank(8)
                  (3)  Form of Code of Ethics of Branch Banking and Trust Company(8)
                  (4)  Form of Code of Ethics of HSBC Asset Management(8)
                  (5)  Form of Code of Ethics of Lyon Street Asset Management(8)
                  (6)  Form of Code of Ethics of OakBrook Investments, LLC(8)
                  (7)  Form of Code of Ethics of Rockhaven Asset Management, LLC(8)

                  (8)  Form of Code of Ethics of Bennett Lawrence Management, LLC(11)
                  (9)  Form of Code of Ethics of Lazard Asset Management(11)

                 (10)  Form of Code of Ethics of Skandinavisha Enskilda Banken AB*


               (q) (1) Secretary's  Certificate  Pursuant to Rule 483(b)(2)
                   (2) Powers of Attorney(2)
                   (3) Power of Attorney (Gary Tenkman)(5)
                   (4) Power of Attorney (Nimish Bhatt) (6)

----------
* To be filed by amendment

1 Filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on February 5, 1997.

2 Filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on May 29, 1997.

3 Filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on July 3, 1997.

4 Filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on September 15, 1997.

5 Filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on January 20, 1999.

6 Filed with Post-Effective Amendment No. 6 to Registrant's Registration Statement on April 1, 1999.

7 Filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on July 16, 1999.

8 Filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on April 28, 2000.

9 Filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on August 3, 2000.

10 Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on October 16, 2000.


11 Filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on January 31, 2001.


Item 24. Persons Controlled by or Under Common Control with Registrant

         Not applicable

Item 25. Indemnification

         Reference  is made to  Article  IV of the  Registrant's  Agreement  and
         Declaration  of  Trust  (Exhibit   (a)(1))  which  is  incorporated  by
         reference herein.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisers and their Officers and Directors

          The business of each of the Investment Advisers is summarized under "Management of the Fund(s)" or "Fund Management" in the Prospectuses constituting Part A and "Management of the Trust" in the Statement of Additional Information constituting Part B of this Registration Statement, which summaries are incorporated herein by reference.

Information relating to the business and other connections of BB&T Asset Management, LLC ("BB&T") and each member, director, officer or partner of BB&T is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of BB&T Mutual Funds Group (File Nos. 33-49098 and 811-06719). Information relating to the business and other connections of AmSouth Bank, Rockhaven Asset Management, LLC, and OakBrook Investments, LLC, and each director, officer or partner of each, is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of AmSouth Mutual Funds (File Nos. 33-21660 and 811-5551). Information relating to the business and other connections of HSBC Asset Management (Americas) Inc. ("HSBC") and each director, officer or partner of HSBC is hereby incorporated by reference to disclosure in Item 26 of the registration statement of Form N-1A of HSBC Mutual Funds Trust (File Nos. 33-33739 and 811-06057). Information relating to the business and other connections of each director, officer or partner of Lyon Street Asset Management Company ("Lyon Street") is set forth below.

          Joseph T. Keating is President and Chief Investment Officer of Lyon Street Asset Management Company and Senior Vice President, Chief Investment Officer of Old Kent Bank; Kenneth Charles Krei is Chairman of the Board and Chief Executive Officer of Lyon Street Asset Management Company and Executive Vice President, Trust Investment Management of Old Kent Bank; Dana R. Dawe is Vice President, Director of Compliance of Lyon Street Asset Management Company and Vice President, Director of Compliance Old Kent Securities Corporation; Thomas H. Irish is Treasurer and Chief Financial Officer of Lyon Street Asset Management Company and Vice President, Financial Reporting Manager of Old Kent Bank; Gregg R. Steamer is Senior Vice President, Director of Institutional Money Management of Lyon Street Asset Management and Senior Vice President, Director of Institutional Investment Management of Old Kent Bank. From October 1989 to October 1998, Mr. Steamer was Vice President, Institutional Sales of Bank of America (Chicago, Illinois). Mitchell L. Stapley is Senior Vice President, Chief Fixed Income Offerings of Lyon Street Asset Management Company and Senior Vice President, Chief Fixed Income Offerings of Old Kent Bank; Allan J. Meyers is Senior Vice President, Chief Equity Officer of Lyon Street Asset Management Company and Senior Vice President, Chief Equity Officer of Old Kent Bank; Michael
          J. Martin is Vice President, Director of Tax Free Income of Lyon Street Asset Management Company and Vice President, Director of Tax Free Income of Old Kent Bank; David C. Eder is Vice President,
          Director of Structured Equity Management of Lyon Street Asset Management Company and Vice President, Director of Structured Equity Management of Old Kent Bank; and Robert Cummisford is Vice President, Director of Small Company Stock Management of Lyon Street Asset Management Company and Vice President, Director of Small Company Stock Management of Old Kent Bank, Lyon Street Asset Management Company and Old Kent Bank are located in Grand Rapids, Michigan.

[Skandinaviska Enskilda Banken AB (publ.) to be provided by amendment]

Item 27. Principal Underwriter

          (a) BISYS Fund Services ("BISYS") acts as distributor for Registrant. BISYS also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, The BB&T Mutual Funds Group, The Coventry Group, The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Sefton Funds Trust, Summit Investment Trust, USAllianz Funds, USAllianz Funds Variable Insurance Products Trust, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc. and Whatifi Funds, each of which is a management investment company.

          (b)  Partners of BISYS Fund Services are as follows:

                               Positions and                Positions and
Name and Principal             Offices with                 Offices with
Business Address               BISYS Fund Services          Registrant

WC Subsidiary Corporation      Sole Limited Partner            None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.      Sole General Partner            None
3435 Stelzer Road
Columbus, OH 43219


           (c)      Not Applicable

Item 28. Location of Accounts and Records

          The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of:
          AmSouth Bank, 1901 Sixth Avenue North, Birmingham, Alabama 35203, Rockhaven Asset Management, LLC, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222, OakBrook Investments, LLC, 701 Warrenville Road, Suite 135, Lisle, IL 60532, Bennett Lawrence Management, LLC, 757 Third Avenue, New York, New York 10017, and Lazard Asset Management, 30 Rockefeller Plaza, New York, New York, 10117; BB&T Asset Management, LLC, 434 Fayetteville Street Mall, Raleigh, NC 27601; HSBC Asset Management Americas, Inc., 140 Broadway, New York, NY 10005; Skandinavisha Enskilda Banken AB (publ.), Kungstradgardsgatan 8, Stockholm, Sweden; and Lyon Street Asset Management Company, 111 Lyon Street, N.W., Grand Rapids, MI 49503; BISYS Fund Services, 3435
          Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as distributor); and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as administrator, transfer agent, and fund accountant).


Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

         (b) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the city of Washington, D.C. on the 23rd day of March, 2001.

                            VARIABLE INSURANCE FUNDS

                      By:   ________*_________
                            Walter Grimm
                            President


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of Variable Insurance Funds in the capacity and on the date indicated:

     Signatures                 Title                        Date

     ________*__________        President, Chairman          March 23, 2001
     Walter Grimm               of the Board, and Trustee

     ________*__________        Principal Financial          March 23, 2001
     Nimish Bhatt               and Accounting Officer
                                and Comptroller

     ________*__________        Trustee                      March 23, 2001
     Michael Van Buskirk


     ________*________          Trustee                      March 23, 2001
     James Woodward

*  By: /s/ Keith T. Robinson
           -----------------
           Keith T. Robinson as attorney-in-fact, pursuant to powers of attorney filed as Exhibit 19(b) (since redesignated as Exhibit q(2)) to Pre-Effective Amendment No.2 to the Registrant's Registration Statement, and, with respect to Nimish Bhatt, pursuant to a power of attorney filed as Exhibit p(4)(since redesignated as Exhibit q(4)) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement.


                                 Exhibit Index

Exhibit         Description
-------         -----------

(a)(10)         Form of Amended Designation of Series and
                Establishment and Designation of Seven Additional Series

(d) (9) Form of Investment Advisory Agreement between Registrant and Skandinaviska Enskilda Banken AB (publ)

(j)             Consent of Independent Auditors